Schedule of Investments (unaudited)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.7%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51
(Call 07/15/28)(a)	$200	$189,876
Series 2019-B9, Class A5, 4.02%, 03/15/52
(Call 02/15/29)	50	46,369
Citigroup Commercial Mortgage Trust, Series
2019-GC43, Class A4, 3.04%, 11/10/52
(Call 11/10/29)	340	294,579
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4, 3.42%, 06/15/52
(Call 06/15/29)	110	99,684
Series 2021-L7, Class A5, 2.57%, 10/15/54
(Call 10/15/31)	500	411,542
UBS Commercial Mortgage Trust, Series 2018-C08,
Class A4, 3.98%, 02/15/51 (Call 02/15/28)	125	116,929
Wells Fargo Commercial Mortgage Trust
4.01%, 03/15/51 (Call 03/15/28)(a)	250	236,536
Series 2020-C56, Class A5, 2.45%, 06/15/53
(Call 04/15/30)	30	25,423
		1,420,938

Total Collaterized Mortgage Obligations — 0.7%
(Cost: $1,573,871)		1,420,938

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 07/01/24)(b)	13	10,690
7.88%, 04/01/30 (Call 10/01/26)(b)	20	19,900
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	10	8,327
5.38%, 06/15/33 (Call 03/15/33)	4	3,958
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(c)	5	4,320
4.00%, 02/15/30 (Call 02/15/25)	13	11,707
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	10	8,550
2.60%, 08/01/31 (Call 05/01/31)	20	16,780
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 03/15/30 (Call 03/15/25)(b)	10	8,901
Stagwell Global LLC, 5.63%, 08/15/29
(Call 08/15/24)(b)	13	11,920
		105,053
Aerospace & Defense — 0.3%
Boeing Co. (The)
3.63%, 02/01/31 (Call 11/01/30)	45	39,100
5.15%, 05/01/30 (Call 02/01/30)	55	52,468
6.39%, 05/01/31 (Call 03/01/31)(b)	10	10,112
6.53%, 05/01/34 (Call 02/01/34)(b)	35	35,477
Bombardier Inc.
7.00%, 06/01/32 (Call 06/01/27)(b)	20	20,071
7.25%, 07/01/31 (Call 07/01/27)(b)	10	10,211
8.75%, 11/15/30 (Call 11/15/26)(b)	10	10,740
General Dynamics Corp., 3.63%, 04/01/30
(Call 01/01/30)	40	37,228
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	15	13,294
5.40%, 07/31/33 (Call 04/30/33)	50	49,584
Security	Par (000)	Value

Aerospace & Defense (continued)
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	$10	$8,340
3.90%, 06/15/32 (Call 03/15/32)	5	4,632
4.75%, 02/15/34 (Call 11/15/33)	50	48,406
Northrop Grumman Corp., 4.70%, 03/15/33
(Call 12/15/32)	35	33,662
RTX Corp.
2.38%, 03/15/32 (Call 12/15/31)	15	12,194
5.15%, 02/27/33 (Call 11/27/32)	30	29,497
6.00%, 03/15/31 (Call 01/15/31)	35	36,333
6.10%, 03/15/34 (Call 12/15/33)	20	20,926
Spirit AeroSystems Inc.
9.38%, 11/30/29 (Call 11/30/25)(b)	15	16,101
9.75%, 11/15/30 (Call 11/15/26)(b)	15	16,391
TransDigm Inc.
6.63%, 03/01/32 (Call 03/01/27)(b)	35	35,166
6.88%, 12/15/30 (Call 08/18/26)(b)	20	20,262
7.13%, 12/01/31 (Call 12/01/26)(b)	15	15,402
		575,597
Agriculture — 0.3%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	25	20,081
3.40%, 05/06/30 (Call 02/06/30)	40	35,950
Archer-Daniels-Midland Co., 3.25%, 03/27/30
(Call 12/27/29)	25	22,619
BAT Capital Corp.
3.46%, 09/06/29 (Call 06/06/29)	20	18,160
4.74%, 03/16/32 (Call 12/16/31)	25	23,699
4.91%, 04/02/30 (Call 01/02/30)	20	19,415
6.34%, 08/02/30 (Call 06/02/30)	35	36,504
7.75%, 10/19/32 (Call 07/19/32)	20	22,566
Bunge Ltd. Finance Corp., 2.75%, 05/14/31
(Call 02/14/31)	5	4,260
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(b)	30	24,268
2.13%, 11/10/31 (Call 08/10/31)(b)	5	4,054
4.00%, 06/22/32 (Call 03/22/32)(b)	25	23,002
5.13%, 10/11/32 (Call 07/11/32)(b)	35	34,835
Darling Ingredients Inc., 6.00%, 06/15/30
(Call 06/15/25)(b)	10	9,778
Philip Morris International Inc.
2.10%, 05/01/30 (Call 02/01/30)	5	4,212
3.38%, 08/15/29 (Call 05/15/29)	30	27,634
5.13%, 02/15/30 (Call 12/15/29)	30	29,776
5.25%, 02/13/34 (Call 11/13/33)	50	48,953
5.38%, 02/15/33 (Call 11/15/32)	30	29,751
5.63%, 11/17/29 (Call 09/17/29)	15	15,270
5.75%, 11/17/32 (Call 08/17/32)	60	61,206
		515,993
Airlines — 0.0%
American Airlines Pass Through Trust, Series 2017-2,
Class AA, 3.35%, 04/15/31	20	18,516
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)	5	4,599
VistaJet Malta Finance PLC/Vista Management Holding Inc., 6.38%, 02/01/30 (Call 02/01/25)(b)(c)	13	10,447
		33,562
Apparel — 0.1%
Crocs Inc., 4.13%, 08/15/31 (Call 08/15/26)(b)	8	6,962
Hanesbrands Inc., 9.00%, 02/15/31
(Call 02/15/26)(b)(c)	10	10,208

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Kontoor Brands Inc., 4.13%, 11/15/29
(Call 11/15/24)(b)	$5	$4,516
Levi Strauss & Co., 3.50%, 03/01/31
(Call 03/01/26)(b)	5	4,312
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	15	12,046
7.85%, 11/27/33 (Call 08/27/33)	30	31,604
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	30	24,250
Wolverine World Wide Inc., 4.00%, 08/15/29
(Call 08/15/24)(b)	10	8,329
		102,227
Auto Manufacturers — 0.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	17	14,747
5.88%, 06/01/29 (Call 07/01/24)(b)	4	3,943
BMW U.S. Capital LLC
2.55%, 04/01/31 (Call 01/01/31)(b)	20	17,028
3.70%, 04/01/32 (Call 01/01/32)(b)	10	9,038
4.15%, 04/09/30 (Call 01/09/30)(b)	35	33,405
5.15%, 08/11/33 (Call 05/11/33)(b)	10	9,980
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	43	35,356
6.10%, 08/19/32 (Call 05/19/32)	80	79,720
7.45%, 07/16/31	25	26,812
9.63%, 04/22/30 (Call 01/22/30)	3	3,475
Ford Motor Credit Co. LLC
3.63%, 06/17/31 (Call 03/17/31)	33	28,253
4.00%, 11/13/30 (Call 08/13/30)	10	8,862
7.20%, 06/10/30 (Call 04/10/30)	25	26,166
7.35%, 03/06/30 (Call 01/06/30)	20	21,071
General Motors Co.
5.40%, 10/15/29 (Call 08/15/29)	15	14,867
5.60%, 10/15/32 (Call 07/15/32)	25	24,873
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	10	8,152
2.70%, 06/10/31 (Call 03/10/31)	19	15,645
3.10%, 01/12/32 (Call 10/12/31)	35	29,305
3.60%, 06/21/30 (Call 03/21/30)	40	35,737
5.95%, 04/04/34 (Call 01/04/34)	30	29,834
6.10%, 01/07/34 (Call 10/07/33)	25	25,169
6.40%, 01/09/33 (Call 10/09/32)	34	35,126
Honda Motor Co. Ltd., 2.97%, 03/10/32
(Call 12/10/31)	25	21,789
Hyundai Capital America
5.40%, 01/08/31 (Call 11/08/30)(b)	5	4,965
6.38%, 04/08/30 (Call 01/08/30)(b)	40	41,528
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29
(Call 07/15/24)(b)	3	2,865
JB Poindexter & Co. Inc., 8.75%, 12/15/31
(Call 12/15/26)(b)	10	10,260
Mercedes-Benz Finance North America LLC, 8.50%,
01/18/31	20	23,832
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(Call 06/17/30)(b)	10	9,222
Toyota Motor Corp., 2.76%, 07/02/29	14	12,752
Toyota Motor Credit Corp.
1.65%, 01/10/31	20	16,114
3.38%, 04/01/30	45	41,213
4.45%, 06/29/29	30	29,287
4.55%, 05/17/30	20	19,489
4.70%, 01/12/33	10	9,691
Security	Par (000)	Value

Auto Manufacturers (continued)
5.10%, 03/21/31	$5	$4,988
		784,559
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 8.25%, 04/15/31
(Call 04/15/26)(b)(c)	10	10,425
American Axle & Manufacturing Inc., 5.00%, 10/01/29
(Call 10/01/24)	7	6,376
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32
(Call 12/01/31)	5	4,312
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	5	4,354
4.50%, 02/15/32 (Call 02/15/27)	5	4,240
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29
(Call 10/15/24)(b)(c)	8	6,905
Garrett Motion Holdings Inc./Garrett LX I SARL,
7.75%, 05/31/32 (Call 05/31/27)(b)	10	10,064
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 (Call 04/15/29)(c)	9	8,279
5.25%, 04/30/31 (Call 01/30/31)(c)	5	4,536
5.25%, 07/15/31 (Call 04/15/31)(c)	9	8,138
5.63%, 04/30/33 (Call 01/30/33)(c)	10	8,951
Lear Corp., 2.60%, 01/15/32 (Call 10/15/31)	25	20,327
Magna International Inc., 2.45%, 06/15/30
(Call 03/15/30)	5	4,277
ZF North America Capital Inc.
6.75%, 04/23/30 (Call 03/23/30)(b)	10	10,123
6.88%, 04/23/32 (Call 02/23/32)(b)	10	10,231
7.13%, 04/14/30 (Call 02/14/30)(b)	10	10,316
		131,854
Banks — 4.4%
AIB Group PLC, 5.87%, 03/28/35 (Call 03/28/34),
(1-day SOFR +1.910%)(a)(b)	5	4,965
Banco Santander SA, 2.75%, 12/03/30	100	83,119
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(a)	55	44,888
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(a)	25	20,264
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(a)	60	48,824
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(a)	70	55,964
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(a)	90	77,143
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(a)	55	45,368
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(a)	40	34,277
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(a)	50	42,003
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(a)	10	8,828
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(a)	70	59,017
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(a)	40	36,080
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(a)	65	61,054
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(a)	90	87,647

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(a)	$50	$49,220
5.47%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.650%)(a)	50	49,700
5.87%, 09/15/34 (Call 09/15/33),
(1-day SOFR + 1.840%)(a)	50	51,172
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(a)	45	37,814
Bank of Montreal, 3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(a)	25	20,250
Bank of New York Mellon Corp. (The)
1.80%, 07/28/31 (Call 04/28/31)	15	12,055
3.30%, 08/23/29 (Call 05/23/29)	45	40,972
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(a)	5	4,858
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.512%)(a)	25	23,848
4.97%, 04/26/34 (Call 04/26/33),
(1-day SOFR + 1.606%)(a)	20	19,422
5.19%, 03/14/35 (Call 03/14/34),
(1-day SOFR +1.418%)(a)	35	34,378
6.47%, 10/25/34 (Call 10/25/33),
(1-day SOFR + 1.845%)(a)	50	53,859
Bank of Nova Scotia (The)
2.15%, 08/01/31	30	24,417
2.45%, 02/02/32	15	12,286
4.85%, 02/01/30	30	29,395
5.65%, 02/01/34	10	10,116
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	10	9,014
Barclays PLC, 6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(a)	200	204,738
BNP Paribas SA
2.59%, 08/12/35 (Call 08/12/30),
(5-year CMT + 2.050%)(a)(b)	5	4,089
2.87%, 04/19/32 (Call 04/19/31),
(1-day SOFR + 1.387%)(a)(b)	200	168,238
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (Call 03/07/32)	36	31,765
6.09%, 10/03/33 (Call 07/03/33)	5	5,162
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(a)	55	45,102
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(a)	35	29,102
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(a)	115	98,058
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(a)	65	56,308
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(a)	30	26,589
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(a)	60	50,727
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(a)	45	39,994
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(a)	55	52,235
5.83%, 02/13/35 (Call 02/13/34),
(1-day SOFR + 2.056%)(a)	35	34,541
6.17%, 05/25/34 (Call 05/25/33),
(1-day SOFR + 2.661%)(a)	45	45,681
Security	Par (000)	Value

Banks (continued)
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(a)	$25	$26,231
6.63%, 06/15/32	25	26,618
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	25	21,073
3.25%, 04/30/30 (Call 01/30/30)	35	30,562
Commonwealth Bank of Australia, 1.88%, 09/15/31(b)	10	8,069
Deutsche Bank AG/New York
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(a)	150	132,006
3.73%, 01/14/32 (Call 10/14/30),
(1-day SOFR + 2.757%)(a)	10	8,432
3.74%, 01/07/33 (Call 10/07/31),
(1-day SOFR + 2.257%)(a)	15	12,397
5.88%, 07/08/31 (Call 04/08/30),
(1-day SOFR + 5.438%)(a)	5	4,889
Dresdner Funding Trust I, 8.15%, 06/30/31
(Call 06/30/29)(b)	15	16,213
Fifth Third Bancorp, 4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(a)	10	9,608
Freedom Mortgage Corp., 12.25%, 10/01/30
(Call 10/01/26)(b)	5	5,479
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(a)	20	16,123
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(a)	40	32,641
2.60%, 02/07/30 (Call 11/07/29)	40	34,838
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(a)	50	41,739
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(a)	115	95,187
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(a)	80	67,949
3.80%, 03/15/30 (Call 12/15/29)	40	37,145
5.85%, 04/25/35 (Call 04/25/34),
(1-day SOFR + 1.552%)(a)	10	10,211
6.13%, 02/15/33	10	10,557
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(a)	100	107,218
HSBC Holdings PLC
4.76%, 03/29/33 (Call 03/29/32),
(1-day SOFR + 2.530%)(a)	200	184,792
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)	200	208,453
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(a)	20	15,097
2.55%, 02/04/30 (Call 11/04/29)	30	25,439
ING Groep NV, 2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(a)	200	168,481
Intesa Sanpaolo SpA, 4.20%, 06/01/32
(Call 06/01/31), (1-year CMT + 2.600%)(a)(b)	10	8,438
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(a)	35	28,224
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(a)	50	42,938
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(a)	60	49,585

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(a)	$85	$71,384
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(a)	40	35,177
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(a)	70	60,807
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(a)	45	38,123
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)	35	33,602
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(a)	15	14,498
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(a)	55	52,027
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)	55	53,278
5.34%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.620%)(a)	50	49,452
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(a)	85	84,404
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(a)	50	50,538
5.77%, 04/22/35 (Call 04/22/34),
(1-day SOFR +1.490%)(a)	20	20,434
6.25%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 1.810%)(a)	65	68,594
KeyCorp
2.55%, 10/01/29	55	46,407
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(a)	5	4,542
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32
(Call 02/17/32)(b)	15	14,372
Kreditanstalt fuer Wiederaufbau
1.75%, 09/14/29	25	21,702
4.13%, 07/15/33	110	105,985
4.38%, 02/28/34	50	49,157
4.75%, 10/29/30	20	20,171
Landwirtschaftliche Rentenbank, 0.88%, 09/03/30	80	63,761
Lloyds Banking Group PLC, 7.95%, 11/15/33
(Call 08/15/32), (1-year CMT + 3.750%)(a)	5	5,597
M&T Bank Corp.
5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(a)	15	13,800
6.08%, 03/13/32 (Call 03/13/31),
(1-day SOFR +2.260%)(a)	5	4,955
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31),
(1-day SOFR + 1.440%)(a)(b)	25	20,609
2.87%, 01/14/33 (Call 01/14/32),
(1-day SOFR + 1.532%)(a)(b)	43	35,415
4.44%, 06/21/33 (Call 06/21/32),
(1-day SOFR + 2.405%)(a)(b)	33	30,231
5.49%, 11/09/33 (Call 11/09/32),
(1-day SOFR + 2.865%)(a)(b)	25	24,704
5.89%, 06/15/34 (Call 06/15/33),
(1-day SOFR + 2.380%)(a)(b)	60	60,468
Mitsubishi UFJ Financial Group Inc.
5.43%, 04/17/35 (Call 04/17/34),
(1-year CMT + 1.000%)(a)	200	198,956
5.48%, 02/22/31 (Call 02/22/30),
(1-year CMT + 1.530%)(a)	200	200,784
Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
2.56%, 09/13/31	$45	$36,570
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(a)	70	70,492
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(a)	20	15,927
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(a)	50	39,914
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(a)	95	77,026
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(a)	40	31,523
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)	65	53,408
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(a)	20	17,399
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(a)	65	54,774
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(a)	30	27,389
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)	25	23,956
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(a)	40	39,117
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(a)	85	84,130
5.83%, 04/19/35 (Call 04/19/34),
(1-day SOFR +1.580%)(a)	20	20,401
5.94%, 02/07/39 (Call 02/07/34),
(5-year CMT + 1.800%)(a)	25	24,722
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(a)	90	89,358
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(a)	20	21,147
7.25%, 04/01/32	30	33,918
National Australia Bank Ltd., 2.33%, 08/21/30(b)	20	16,398
NatWest Group PLC, 6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)	100	102,199
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	40	33,706
6.13%, 11/02/32 (Call 08/02/32)	15	15,563
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)	15	12,358
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(a)	7	6,481
5.68%, 01/22/35 (Call 01/22/34),
(1-day SOFR + 1.902%)(a)	50	49,988
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(a)	25	25,448
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(a)	35	35,924
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(a)	25	27,076
Royal Bank of Canada
2.30%, 11/03/31	20	16,467
5.00%, 02/01/33	25	24,506
5.00%, 05/02/33	60	59,038
Societe Generale SA
3.00%, 01/22/30(b)	20	17,299

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.69%, 01/10/34 (Call 01/10/33),
(1-year CMT + 2.950%)(a)(b)	$200	$208,978
Standard Chartered PLC, 4.64%, 04/01/31
(Call 04/01/30), (1-year CMT + 3.850%)(a)(b)	100	94,817
State Street Corp.
2.20%, 03/03/31	20	16,585
2.40%, 01/24/30	10	8,757
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(a)	25	20,794
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(a)	40	35,030
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(a)	20	18,403
4.42%, 05/13/33 (Call 05/13/32),
(1-day SOFR + 1.605%)(a)	5	4,723
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(a)	15	14,749
Sumitomo Mitsui Financial Group Inc., 5.85%,
07/13/30	200	204,656
Toronto-Dominion Bank (The)
2.00%, 09/10/31	30	24,197
2.45%, 01/12/32	20	16,392
3.20%, 03/10/32	20	17,236
4.46%, 06/08/32	40	37,611
Truist Financial Corp.
1.95%, 06/05/30 (Call 03/05/30)	15	12,305
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(a)	25	23,058
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)	25	23,797
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(a)	40	40,147
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(a)	25	25,515
U.S. Bancorp
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(a)	25	19,540
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(a)	25	20,485
3.00%, 07/30/29 (Call 04/30/29)	25	22,194
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)	20	18,828
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(a)	25	23,347
5.68%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.860%)(a)	50	49,916
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)	50	50,559
UBS Group AG, 4.99%, 08/05/33 (Call 08/05/32),
(1-year CMT + 2.400%)(a)(b)	200	190,759
UniCredit SpA, 5.46%, 06/30/35 (Call 06/30/30),
(5-year CMT + 4.750%)(a)(b)	20	18,821
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(a)	40	34,408
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(a)	45	39,640
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)	70	60,351
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(a)	40	38,069
Security	Par (000)	Value

Banks (continued)
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(a)	$75	$71,767
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(a)	65	63,959
5.50%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.780%)(a)	50	49,570
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(a)	75	74,635
6.49%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 2.060%)(a)	70	74,478
Westpac Banking Corp.
2.15%, 06/03/31	60	49,806
2.65%, 01/16/30	10	8,853
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(a)	25	20,512
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(a)	30	24,546
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(a)	26	23,903
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(a)	10	9,750
Wintrust Financial Corp., 4.85%, 06/06/29	15	13,703
		8,248,883
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30 (Call 03/01/30)	35	32,330
Coca-Cola Co. (The)
1.38%, 03/15/31	5	3,989
2.13%, 09/06/29	25	21,912
2.25%, 01/05/32	45	37,560
3.45%, 03/25/30	20	18,550
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	10	8,739
3.15%, 08/01/29 (Call 05/01/29)	30	27,100
4.90%, 05/01/33 (Call 02/01/33)	35	33,622
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	15	13,462
4.05%, 04/15/32 (Call 01/15/32)	10	9,228
5.30%, 03/15/34 (Call 12/15/33)	25	24,796
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	15	12,483
1.95%, 10/21/31 (Call 07/21/31)	30	24,526
2.75%, 03/19/30 (Call 12/19/29)	25	22,226
4.45%, 02/15/33 (Call 11/15/32)	10	9,887
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34 (Call 11/16/33)	50	48,375
		348,785
Biotechnology — 0.2%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	50	39,953
2.45%, 02/21/30 (Call 11/21/29)	25	21,650
3.35%, 02/22/32 (Call 11/22/31)	45	39,638
5.25%, 03/02/30 (Call 01/02/30)	60	60,168
5.25%, 03/02/33 (Call 12/02/32)	65	64,507
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	35	29,486
Bio-Rad Laboratories Inc., 3.70%, 03/15/32
(Call 12/15/31)	30	26,406
CSL Finance PLC, 4.25%, 04/27/32 (Call 01/27/32)(b)	20	18,709
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	30	24,456

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	$40	$32,578
Royalty Pharma PLC
2.15%, 09/02/31 (Call 06/02/31)	25	19,935
2.20%, 09/02/30 (Call 06/02/30)	10	8,264
		385,750
Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30
(Call 07/01/25)(b)	8	7,390
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	15	13,103
5.00%, 03/01/30 (Call 03/01/25)(b)	10	9,424
6.38%, 06/15/32 (Call 06/15/27)(b)(c)	10	9,969
6.38%, 03/01/34 (Call 03/01/29)(b)	20	19,609
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	5	4,276
2.72%, 02/15/30 (Call 11/15/29)	20	17,550
5.90%, 03/15/34 (Call 12/15/33)	10	10,388
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	10	8,337
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%,
12/15/30 (Call 06/15/26)(b)	40	40,078
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	25	22,513
5.88%, 06/01/33 (Call 03/01/33)	21	21,145
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31
(Call 06/16/31)	40	32,055
Knife River Corp., 7.75%, 05/01/31 (Call 05/01/26)(b)	5	5,209
Martin Marietta Materials Inc., 2.40%, 07/15/31
(Call 04/15/31)	10	8,256
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	25	20,339
2.00%, 02/15/31 (Call 11/15/30)	25	20,305
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32 (Call 04/01/27)(b)	15	14,904
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(b)	5	4,557
Mohawk Industries Inc., 3.63%, 05/15/30
(Call 02/15/30)	10	9,131
Oscar AcquisitionCo. LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(b)(c)	7	6,697
Owens Corning
3.50%, 02/15/30 (Call 08/15/29)(b)	5	4,527
3.95%, 08/15/29 (Call 05/15/29)	25	23,497
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31
(Call 11/15/26)(b)	15	15,796
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	13	10,853
4.38%, 07/15/30 (Call 07/15/25)(b)	22	19,646
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31 (Call 01/15/27)(b)	10	10,316
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	5	4,538
		394,408
Chemicals — 0.5%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	30	25,507
4.80%, 03/03/33 (Call 12/03/32)	10	9,781
Ashland Inc., 3.38%, 09/01/31 (Call 06/01/31)(b)	10	8,407
ASP Unifrax Holdings Inc., 7.50%, 09/30/29
(Call 09/30/24)(b)	3	1,546
Security	Par (000)	Value

Chemicals (continued)
Avient Corp., 7.13%, 08/01/30 (Call 08/01/25)(b)	$10	$10,175
Axalta Coating Systems Dutch Holding B BV, 7.25%,
02/15/31 (Call 11/15/26)(b)	10	10,358
Braskem Netherlands Finance BV, 7.25%, 02/13/33
(Call 11/13/32)(d)	200	187,156
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	4,674
Celanese U.S. Holdings LLC
6.38%, 07/15/32 (Call 04/15/32)	30	30,845
6.55%, 11/15/30 (Call 09/15/30)	25	26,110
Chemours Co. (The), 4.63%, 11/15/29
(Call 11/15/24)(b)	10	8,528
CNAC HK Finbridge Co. Ltd., 3.00%, 09/22/30(d)	200	174,217
Consolidated Energy Finance SA, 12.00%, 02/15/31
(Call 02/15/27)(b)	10	10,454
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(c)	20	16,780
5.15%, 02/15/34 (Call 11/15/33)	10	9,809
6.30%, 03/15/33 (Call 12/15/32)(c)	40	42,345
Eastman Chemical Co., 5.75%, 03/08/33
(Call 12/08/32)	10	10,069
Ecolab Inc., 2.13%, 02/01/32 (Call 11/01/31)	25	20,458
Huntsman International LLC, 2.95%, 06/15/31
(Call 03/15/31)	10	8,218
International Flavors & Fragrances Inc., 2.30%, 11/01/30 (Call 08/01/30)(b)	25	20,701
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(Call 10/15/24)(b)	5	4,722
LYB International Finance III LLC, 5.50%, 03/01/34
(Call 12/01/33)	50	49,415
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	10	9,564
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)	5	4,556
Olin Corp.
5.00%, 02/01/30 (Call 07/01/24)	7	6,583
5.63%, 08/01/29 (Call 08/01/24)	10	9,723
Olympus Water U.S. Holding Corp., 6.25%, 10/01/29
(Call 10/01/24)(b)	7	6,480
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	17,820
Rain Carbon Inc., 12.25%, 09/01/29
(Call 03/01/26)(b)(c)	10	10,661
RPM International Inc., 2.95%, 01/15/32
(Call 10/15/31)	20	16,657
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	20	16,147
2.95%, 08/15/29 (Call 05/15/29)	20	17,920
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29
(Call 10/30/24)(b)	10	8,871
SNF Group SACA, 3.38%, 03/15/30 (Call 03/15/25)(b)	5	4,305
Vibrantz Technologies Inc., 9.00%, 02/15/30
(Call 02/15/25)(b)(c)	11	10,194
WR Grace Holdings LLC
5.63%, 08/15/29 (Call 08/15/24)(b)	14	12,879
7.38%, 03/01/31 (Call 03/01/26)(b)	5	5,074
YPF SA, 9.00%, 06/30/29(d)(e)	25	24,772
		872,481
Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29
(Call 07/01/24)(b)	5	4,493
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)	15	13,806
		18,299

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 0.5%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	$12	$10,902
4.88%, 07/15/32(b)	10	9,041
Allied Universal Holdco LLC, 7.88%, 02/15/31
(Call 02/15/27)(b)	25	24,925
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (Call 07/01/24)(b)	12	10,239
Alta Equipment Group Inc., 9.00%, 06/01/29
(Call 06/01/26)(b)	10	9,672
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)	5	4,483
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	11	10,449
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
8.00%, 02/15/31 (Call 11/15/26)(b)(c)	5	4,942
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	25	22,681
Block Inc.
3.50%, 06/01/31 (Call 03/01/31)	13	11,144
6.50%, 05/15/32 (Call 05/15/27)(b)	30	30,280
Boost Newco Borrower LLC, 7.50%, 01/15/31
(Call 01/15/27)(b)	30	31,088
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	15	12,698
Deluxe Corp., 8.00%, 06/01/29 (Call 07/01/24)(b)	10	9,331
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	25	20,411
ERAC USA Finance LLC, 4.90%, 05/01/33
(Call 02/01/33)(b)	30	29,026
Garda World Security Corp., 6.00%, 06/01/29
(Call 07/02/24)(b)	5	4,496
Gartner Inc.
3.63%, 06/15/29 (Call 07/01/24)(b)	5	4,514
3.75%, 10/01/30 (Call 10/01/25)(b)	16	14,093
GEO Group Inc. (The), 10.25%, 04/15/31
(Call 04/15/27)(b)	15	15,783
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	20	17,308
2.90%, 11/15/31 (Call 08/15/31)	20	16,664
3.20%, 08/15/29 (Call 05/15/29)	35	31,253
5.40%, 08/15/32 (Call 05/15/32)	10	9,811
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	25	20,056
Hertz Corp. (The), 5.00%, 12/01/29
(Call 12/01/24)(b)(c)	13	8,577
Mobius Merger Sub Inc., 9.00%, 06/01/30
(Call 06/01/26)(b)	10	10,152
Moody's Corp., 4.25%, 08/08/32 (Call 05/08/32)	15	14,042
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	20	17,123
2.85%, 10/01/29 (Call 07/01/29)	20	17,949
4.40%, 06/01/32 (Call 03/01/32)	20	19,018
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 06/15/29 (Call 07/05/24)(b)	8	7,272
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(b)	7	3,030
PROG Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(b)	10	9,373
Quanta Services Inc., 2.90%, 10/01/30
(Call 07/01/30)	40	34,892
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	40	35,575
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	35	30,704
2.90%, 03/01/32 (Call 12/01/31)	40	34,383
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	10	8,584
4.00%, 05/15/31 (Call 05/15/26)	10	8,738
Security	Par (000)	Value

Commercial Services (continued)
5.13%, 06/01/29 (Call 07/01/24)	$15	$14,453
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29
(Call 07/01/24)(b)	5	3,924
TriNet Group Inc., 7.13%, 08/15/31 (Call 08/15/26)(b)	5	5,048
Triton Container International Ltd., 3.15%, 06/15/31
(Call 03/15/31)(b)	20	16,517
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	11	9,407
3.88%, 02/15/31 (Call 08/15/25)	18	15,834
4.00%, 07/15/30 (Call 07/15/25)	10	8,959
5.25%, 01/15/30 (Call 01/15/25)	5	4,800
6.00%, 12/15/29 (Call 12/15/25)(b)	55	54,729
6.13%, 03/15/34 (Call 03/15/29)(b)	15	14,712
Valvoline Inc., 3.63%, 06/15/31 (Call 06/15/26)(b)	10	8,449
VT Topco Inc., 8.50%, 08/15/30 (Call 08/15/26)(b)	5	5,224
Wand NewCo 3 Inc., 7.63%, 01/30/32
(Call 01/30/27)(b)	15	15,384
Williams Scotsman Inc., 7.38%, 10/01/31
(Call 10/01/26)(b)	5	5,131
Yale University, Series 2020, 1.48%, 04/15/30
(Call 01/15/30)	15	12,446
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)	10	8,673
		848,392
Computers — 0.4%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	5	4,217
Apple Inc.
1.65%, 05/11/30 (Call 02/11/30)	40	33,478
1.70%, 08/05/31 (Call 05/05/31)	35	28,412
2.20%, 09/11/29 (Call 06/11/29)	20	17,628
3.25%, 08/08/29 (Call 06/08/29)	5	4,650
3.35%, 08/08/32 (Call 05/08/32)	20	18,019
4.15%, 05/10/30 (Call 03/10/30)	20	19,528
4.30%, 05/10/33 (Call 02/10/33)	20	19,597
Booz Allen Hamilton Inc., 4.00%, 07/01/29
(Call 07/01/24)(b)	40	37,304
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)	10	7,906
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29
(Call 11/01/24)(b)	9	8,360
Dell International LLC/EMC Corp.
5.75%, 02/01/33 (Call 11/01/32)	25	25,562
6.20%, 07/15/30 (Call 04/15/30)	30	31,338
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	5	4,097
Fortress Intermediate 3 Inc., 7.50%, 06/01/31
(Call 06/01/27)(b)	25	25,309
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	50	41,992
5.50%, 01/15/33 (Call 10/15/32)(c)	40	40,008
Insight Enterprises Inc., 6.63%, 05/15/32
(Call 05/15/27)(b)	10	10,064
International Business Machines Corp., 1.95%,
05/15/30 (Call 02/15/30)	115	96,235
Kyndryl Holdings Inc., 3.15%, 10/15/31
(Call 07/15/31)	20	16,783
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	15	12,293
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(d)	200	176,442
McAfee Corp., 7.38%, 02/15/30 (Call 02/15/25)(b)	30	27,768
NCR Voyix Corp., 5.25%, 10/01/30 (Call 10/01/25)(b)	8	7,261
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	25	21,579
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	5	4,574

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.13%, 01/15/31 (Call 10/15/30)	$5	$4,368
8.25%, 12/15/29 (Call 07/15/26)(b)	10	10,708
8.50%, 07/15/31 (Call 07/15/26)(b)	5	5,335
9.63%, 12/01/32 (Call 12/01/27)	13	14,502
Western Digital Corp., 3.10%, 02/01/32
(Call 11/01/31)	15	12,175
		787,492
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.25%, 08/15/32 (Call 05/15/32)	10	8,870
4.60%, 03/01/33 (Call 12/01/32)	4	3,913
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 6.63%, 07/15/30
(Call 07/16/26)(b)	10	10,075
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)	5	4,360
5.00%, 02/14/34 (Call 11/14/33)	50	48,813
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	30	29,514
5.00%, 03/22/30 (Call 01/22/30)	15	14,984
Procter & Gamble Co. (The)
1.20%, 10/29/30	5	4,027
1.95%, 04/23/31	5	4,198
2.30%, 02/01/32	40	33,993
3.00%, 03/25/30	15	13,713
Unilever Capital Corp., 1.75%, 08/12/31
(Call 05/12/31)	100	80,736
		257,196
Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc.,
3.88%, 11/15/29 (Call 11/15/24)(b)	5	4,416
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)	35	35,975
Resideo Funding Inc., 4.00%, 09/01/29
(Call 09/01/24)(b)(c)	7	6,226
Ritchie Bros Holdings Inc., 7.75%, 03/15/31
(Call 03/15/26)(b)	10	10,452
Verde Purchaser LLC, 10.50%, 11/30/30
(Call 11/30/26)(b)	10	10,545
Windsor Holdings III LLC, 8.50%, 06/15/30
(Call 06/15/26)(b)	10	10,472
		78,086
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 01/30/32 (Call 10/30/31)	155	132,026
Affiliated Managers Group Inc., 3.30%, 06/15/30
(Call 03/15/30)	5	4,425
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)	5	4,173
3.13%, 12/01/30 (Call 09/01/30)	55	47,836
Ally Financial Inc.
6.70%, 02/14/33 (Call 11/16/32)	7	7,001
8.00%, 11/01/31	55	60,261
American Express Co.
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(a)	40	37,612
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(a)	25	24,029
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(a)	40	39,100
Security	Par (000)	Value

Diversified Financial Services (continued)
Ameriprise Financial Inc., 5.15%, 05/15/33
(Call 02/15/33)	$10	$9,967
Ares Finance Co. II LLC, 3.25%, 06/15/30
(Call 03/15/30)(b)	15	13,117
Aretec Group Inc., 10.00%, 08/15/30
(Call 10/15/26)(b)	10	10,946
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(b)	3	2,854
Aviation Capital Group LLC, 6.38%, 07/15/30
(Call 05/15/30)(b)	6	6,182
Blackstone Holdings Finance Co. LLC
2.00%, 01/30/32 (Call 10/30/31)(b)	25	19,576
2.50%, 01/10/30 (Call 10/10/29)(b)	45	38,827
2.55%, 03/30/32 (Call 12/30/31)(b)	5	4,074
Blue Owl Finance LLC, 4.38%, 02/15/32
(Call 11/15/31)(b)	20	17,812
Brookfield Finance Inc., 4.35%, 04/15/30
(Call 01/15/30)	30	28,420
Burford Capital Global Finance LLC
6.88%, 04/15/30 (Call 04/15/25)(b)	5	4,892
9.25%, 07/01/31 (Call 07/01/26)(b)	10	10,515
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(a)	45	35,063
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(a)	5	4,039
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(a)	30	29,593
6.05%, 02/01/35 (Call 02/01/34),
(1-day SOFR + 2.260%)(a)	25	25,102
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(a)	30	30,733
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	40	31,879
2.90%, 03/03/32 (Call 12/03/31)	55	46,725
4.63%, 03/22/30 (Call 12/22/29)	15	14,759
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	25	19,575
Cobra AcquisitionCo LLC, 6.38%, 11/01/29
(Call 11/01/24)(b)	5	4,034
Coinbase Global Inc., 3.63%, 10/01/31
(Call 10/01/26)(b)	10	7,948
Credit Suisse USA LLC, 7.13%, 07/15/32	30	33,065
Discover Financial Services, 6.70%, 11/29/32
(Call 08/29/32)	30	31,364
Encore Capital Group Inc., 8.50%, 05/15/30
(Call 05/15/27)(b)	10	10,012
Freedom Mortgage Holdings LLC, 9.13%, 05/15/31
(Call 05/15/27)(b)	25	24,842
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	35	27,012
2.10%, 06/15/30 (Call 03/15/30)	25	21,042
4.60%, 03/15/33 (Call 12/15/32)	40	38,058
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29 (Call 11/15/24)(b)(c)	10	9,282
7.13%, 04/30/31 (Call 04/30/27)(b)	25	25,429
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	45	36,282
2.75%, 10/15/32 (Call 07/15/32)	10	7,919
4.15%, 01/23/30	30	27,670
LPL Holdings Inc., 4.38%, 05/15/31 (Call 05/15/26)(b)	8	7,288
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29
(Call 09/30/25)(b)	5	5,267

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc.
3.35%, 03/26/30 (Call 12/26/29)	$15	$13,781
4.85%, 03/09/33 (Call 12/09/32)	20	19,821
Midcap Financial Issuer Trust, 5.63%, 01/15/30
(Call 01/15/25)(b)	8	6,842
Nasdaq Inc., 5.55%, 02/15/34 (Call 11/15/33)	25	24,967
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	10	9,075
5.75%, 11/15/31 (Call 11/15/26)(b)	9	8,321
7.13%, 02/01/32 (Call 02/01/27)(b)	10	9,957
Navient Corp.
5.63%, 08/01/33	15	12,191
9.38%, 07/25/30 (Call 10/25/29)	5	5,227
11.50%, 03/15/31 (Call 03/15/27)	5	5,492
Nomura Holdings Inc., 5.61%, 07/06/29	100	100,180
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)	11	9,350
5.38%, 11/15/29 (Call 05/15/29)	10	9,295
7.50%, 05/15/31 (Call 05/15/27)	15	15,008
7.88%, 03/15/30 (Call 12/15/26)	10	10,184
ORIX Corp., 5.20%, 09/13/32	25	24,973
PennyMac Financial Services Inc.
5.75%, 09/15/31 (Call 09/15/26)(b)	7	6,459
7.13%, 11/15/30 (Call 11/15/26)(b)	10	9,869
7.88%, 12/15/29 (Call 12/15/26)(b)	10	10,239
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	5	4,239
8.88%, 01/31/30 (Call 06/01/26)(b)	5	4,942
Raymond James Financial Inc., 4.65%, 04/01/30
(Call 01/01/30)	25	24,359
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.88%, 03/01/31 (Call 03/01/26)(b)	20	17,326
4.00%, 10/15/33 (Call 10/15/27)(b)	10	8,312
Stifel Financial Corp., 4.00%, 05/15/30
(Call 02/15/30)	25	22,882
StoneX Group Inc., 7.88%, 03/01/31 (Call 03/01/27)(b)	10	10,244
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	20	16,074
7.25%, 02/02/33 (Call 11/02/32)	10	10,025
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	5	3,943
2.05%, 04/15/30 (Call 01/15/30)	35	29,915
Western Union Co. (The), 2.75%, 03/15/31
(Call 12/15/30)	15	12,463
		1,553,582
Electric — 1.5%
AEP Texas Inc.
4.70%, 05/15/32 (Call 02/15/32)	10	9,410
5.40%, 06/01/33 (Call 03/01/33)	5	4,866
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)	10	8,212
7.60%, 01/15/55 (Call 10/15/29),
(5-year CMT + 3.201%)(a)	15	15,110
Alabama Power Co., 3.94%, 09/01/32 (Call 03/01/32)	5	4,576
Alliant Energy Finance LLC, 3.60%, 03/01/32
(Call 12/01/31)(b)	25	21,579
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	25	22,397
American Electric Power Co. Inc.
5.63%, 03/01/33 (Call 12/01/32)	8	7,955
5.95%, 11/01/32 (Call 08/01/32)	20	20,427
Security	Par (000)	Value

Electric (continued)
American Transmission Systems Inc., 2.65%, 01/15/32 (Call 10/15/31)(b)	$53	$43,710
Appalachian Power Co.
4.50%, 08/01/32 (Call 05/01/32)	30	27,576
5.65%, 04/01/34 (Call 01/01/34)	50	49,386
Arizona Public Service Co., 2.20%, 12/15/31
(Call 09/15/31)	30	24,036
Berkshire Hathaway Energy Co., 3.70%, 07/15/30
(Call 04/15/30)	35	32,314
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	20	17,735
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	12	10,517
5.00%, 02/01/31 (Call 02/01/26)(b)	16	14,772
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/33 (Call 01/01/33)	10	9,732
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)	25	20,995
2.95%, 03/01/30 (Call 12/01/29)	20	17,622
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	15	13,101
3.75%, 01/15/32 (Call 01/15/27)(b)(c)	5	4,262
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(b)	20	18,782
Comision Federal de Electricidad, 3.88%, 07/26/33
(Call 04/26/33)(d)	200	162,101
Commonwealth Edison Co., 2.20%, 03/01/30
(Call 12/01/29)	10	8,479
Connecticut Light & Power Co. (The), Series A,
2.05%, 07/01/31 (Call 04/01/31)	15	12,188
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	36	30,218
5.20%, 03/01/33 (Call 12/01/32)	10	9,982
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	25	22,785
Constellation Energy Generation LLC, 6.13%, 01/15/34 (Call 10/15/33)	10	10,405
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)	15	13,359
4.63%, 05/15/33 (Call 11/15/32)	30	28,651
Dominion Energy Inc., Series C, 3.38%, 04/01/30
(Call 01/01/30)	35	31,444
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	10	9,972
6.63%, 02/01/32	5	5,412
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	5	4,281
5.20%, 04/01/33 (Call 01/01/33)	25	24,941
Series A, 3.00%, 03/01/32 (Call 12/01/31)	10	8,571
DTE Energy Co., Series C, 3.40%, 06/15/29
(Call 03/15/29)	17	15,482
Duke Energy Carolinas LLC, 2.45%, 08/15/29
(Call 05/15/29)	20	17,595
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	20	17,068
2.55%, 06/15/31 (Call 03/15/31)	40	33,461
4.50%, 08/15/32 (Call 05/15/32)	20	18,713
5.75%, 09/15/33 (Call 06/15/33)	25	25,314
Duke Energy Florida LLC
2.40%, 12/15/31 (Call 09/15/31)	5	4,136
2.50%, 12/01/29 (Call 09/01/29)	30	26,365
Duke Energy Ohio Inc., 5.25%, 04/01/33
(Call 01/01/33)	10	9,898

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC
3.40%, 04/01/32 (Call 01/01/32)	$35	$30,760
5.25%, 03/15/33 (Call 12/15/32)	15	14,910
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	10	8,365
2.78%, 01/07/32 (Call 10/07/31)(b)	10	8,051
Edison International
6.95%, 11/15/29 (Call 09/15/29)	10	10,634
7.88%, 06/15/54 (Call 03/15/29),
(5-year CMT + 3.658%)(a)	10	10,212
Enel Finance International NV
2.25%, 07/12/31 (Call 04/12/31)(b)	5	4,074
4.88%, 06/14/29(b)	15	14,793
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime
Energia SpA, 5.38%, 12/30/30 (Call 12/30/25)(b)	5	4,184
Entergy Arkansas LLC, 5.15%, 01/15/33
(Call 10/15/32)	35	34,528
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)	5	4,022
4.00%, 03/15/33 (Call 12/15/32)	50	45,081
5.35%, 03/15/34 (Call 12/15/33)	5	4,934
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	15	13,324
Evergy Metro Inc.
5.40%, 04/01/34 (Call 01/01/34)	5	4,945
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	15	12,669
Eversource Energy
5.13%, 05/15/33 (Call 02/15/33)	10	9,582
5.50%, 01/01/34 (Call 10/01/33)	25	24,480
5.85%, 04/15/31 (Call 02/15/31)	10	10,092
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)	20	17,443
4.05%, 04/15/30 (Call 01/15/30)	35	32,819
5.45%, 03/15/34 (Call 12/15/33)	50	49,574
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	10	8,601
Series B, 2.25%, 09/01/30 (Call 06/01/30)	10	8,268
Florida Power & Light Co., 5.10%, 04/01/33
(Call 01/01/33)	10	9,897
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)	33	31,827
Series B, 2.65%, 09/15/29 (Call 06/15/29)	20	17,736
Indianapolis Power & Light Co., 5.65%, 12/01/32
(Call 09/01/32)(b)	25	25,045
Interstate Power & Light Co., 2.30%, 06/01/30
(Call 03/01/30)	10	8,448
IPALCO Enterprises Inc.
4.25%, 05/01/30 (Call 02/01/30)	10	9,267
5.75%, 04/01/34 (Call 01/01/34)(b)	30	29,626
ITC Holdings Corp., 2.95%, 05/14/30
(Call 02/14/30)(b)	20	17,480
Jersey Central Power & Light Co., 2.75%, 03/01/32
(Call 12/01/31)(b)	10	8,242
Leeward Renewable Energy Operations LLC, 4.25%,
07/01/29 (Call 07/01/24)(b)	8	7,085
Liberty Utilities Finance GP 1, 2.05%, 09/15/30
(Call 06/15/30)(b)	25	20,310
Louisville Gas & Electric Co., 5.45%, 04/15/33
(Call 01/15/33)	35	35,086
Massachusetts Electric Co., 1.73%, 11/24/30
(Call 08/24/30)(b)	5	3,925
National Grid PLC, 5.81%, 06/12/33 (Call 03/12/33)	5	5,018
Security	Par (000)	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	$10	$7,757
2.40%, 03/15/30 (Call 12/15/29)	10	8,568
2.75%, 04/15/32 (Call 01/15/32)	10	8,343
5.00%, 02/07/31 (Call 12/07/30)	5	4,972
Series C, 8.00%, 03/01/32	10	11,544
Nevada Power Co., Series DD, 2.40%, 05/01/30
(Call 02/01/30)	10	8,504
New York State Electric & Gas Corp., 2.15%, 10/01/31
(Call 07/01/31)(b)	25	19,656
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	25	21,116
2.44%, 01/15/32 (Call 10/15/31)	20	16,349
2.75%, 11/01/29 (Call 08/01/29)	70	61,918
5.00%, 07/15/32 (Call 04/15/32)	60	58,499
5.05%, 02/28/33 (Call 11/28/32)	20	19,469
5.25%, 03/15/34 (Call 12/15/33)	25	24,494
NRG Energy Inc.
3.63%, 02/15/31 (Call 02/15/26)(b)	22	18,848
3.88%, 02/15/32 (Call 02/15/27)(b)	5	4,284
4.45%, 06/15/29 (Call 03/15/29)(b)	15	14,111
5.25%, 06/15/29 (Call 06/17/24)(b)	10	9,544
NSTAR Electric Co., 1.95%, 08/15/31 (Call 05/15/31)	10	7,996
Ohio Power Co.
5.00%, 06/01/33 (Call 03/01/33)	25	24,125
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	5	3,978
Oklahoma Gas & Electric Co., 3.25%, 04/01/30
(Call 10/01/29)	5	4,474
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	35	30,718
4.55%, 09/15/32 (Call 06/15/32)	20	18,994
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	25	20,593
4.40%, 03/01/32 (Call 12/01/31)	5	4,569
4.55%, 07/01/30 (Call 01/01/30)	42	39,649
5.90%, 06/15/32 (Call 03/15/32)	10	10,069
6.15%, 01/15/33 (Call 10/15/32)	25	25,514
6.40%, 06/15/33 (Call 03/15/33)	50	51,921
PacifiCorp, 5.45%, 02/15/34 (Call 11/15/33)	50	48,896
PacifiCorp., 7.70%, 11/15/31	10	11,378
PECO Energy Co., 4.90%, 06/15/33 (Call 03/15/33)	13	12,696
PG&E Corp., 5.25%, 07/01/30 (Call 07/01/25)	18	17,154
Pike Corp., 8.63%, 01/31/31 (Call 01/31/27)(b)	5	5,275
Progress Energy Inc., 7.75%, 03/01/31	25	28,181
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	25	19,987
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	5	4,047
Public Service Co. of New Hampshire, Series V,
2.20%, 06/15/31 (Call 03/15/31)	10	8,237
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	20	16,051
4.65%, 03/15/33 (Call 12/15/32)	10	9,591
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	5	4,009
2.45%, 11/15/31 (Call 08/15/31)	30	24,573
RWE Finance U.S. LLC, 5.88%, 04/16/34
(Call 01/16/34)(b)	5	5,003
Sempra, 5.50%, 08/01/33 (Call 05/01/33)	30	29,885
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	15	12,618
2.75%, 02/01/32 (Call 11/01/31)	10	8,341

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.85%, 08/01/29 (Call 05/01/29)	$10	$8,911
5.95%, 11/01/32 (Call 08/01/32)	35	36,137
Series G, 2.50%, 06/01/31 (Call 03/01/31)	10	8,325
Southern Co. (The)
5.20%, 06/15/33 (Call 12/15/32)	25	24,531
5.70%, 10/15/32 (Call 04/15/32)	15	15,291
Series A, 3.70%, 04/30/30 (Call 01/30/30)	40	36,887
Talen Energy Supply LLC, 8.63%, 06/01/30
(Call 06/01/26)(b)	15	16,091
TransAlta Corp., 7.75%, 11/15/29 (Call 11/15/25)	5	5,197
Tucson Electric Power Co., 1.50%, 08/01/30
(Call 05/01/30)	5	4,022
Union Electric Co., 2.15%, 03/15/32 (Call 12/15/31)	10	7,991
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	45	36,869
2.40%, 03/30/32 (Call 12/30/31)	30	24,500
5.00%, 04/01/33 (Call 01/01/33)	20	19,390
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	15	14,053
6.88%, 04/15/32 (Call 04/15/27)(b)	10	10,055
6.95%, 10/15/33 (Call 07/15/33)(b)	25	26,678
7.75%, 10/15/31 (Call 10/15/26)(b)	20	20,800
WEC Energy Group Inc., 1.80%, 10/15/30
(Call 07/15/30)	45	36,441
Wisconsin Electric Power Co., 5.63%, 05/15/33	10	10,388
Xcel Energy Inc.
4.60%, 06/01/32 (Call 12/01/31)	25	23,291
5.50%, 03/15/34 (Call 09/15/33)	25	24,597
		2,822,173
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.20%, 12/21/31
(Call 09/21/31)	30	24,837
EnerSys, 6.63%, 01/15/32 (Call 01/15/27)(b)	5	5,046
		29,883
Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32
(Call 04/01/32)	20	19,801
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	10	8,175
2.80%, 02/15/30 (Call 11/15/29)	10	8,857
Arrow Electronics Inc., 5.88%, 04/10/34
(Call 01/10/34)	30	29,461
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	8	7,069
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	5	4,778
Coherent Corp., 5.00%, 12/15/29 (Call 12/14/24)(b)	12	11,221
EquipmentShare.com Inc., 8.63%, 05/15/32
(Call 05/15/27)(b)	10	10,367
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	25	24,188
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)	40	32,276
1.95%, 06/01/30 (Call 03/01/30)	30	25,372
2.70%, 08/15/29 (Call 05/15/29)	5	4,493
5.00%, 02/15/33 (Call 11/15/32)	20	19,967
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	15	12,726
3.60%, 01/15/30 (Call 10/15/29)	5	4,479
Keysight Technologies Inc., 3.00%, 10/30/29
(Call 07/30/29)	25	22,227
Sensata Technologies BV, 4.00%, 04/15/29
(Call 07/01/24)(b)	10	9,097
Security	Par (000)	Value

Electronics (continued)
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	$11	$9,489
4.38%, 02/15/30 (Call 11/15/29)(b)	10	9,134
TD Synnex Corp., 6.10%, 04/12/34 (Call 01/12/34)	10	10,082
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	15	12,234
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	10	10,282
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	32	26,384
		332,159
Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC, 4.75%, 01/15/30
(Call 01/15/25)(b)	12	10,912

Engineering & Construction — 0.0%
Artera Services LLC, 8.50%, 02/15/31
(Call 02/15/27)(b)	15	15,326
Brand Industrial Services Inc., 10.38%, 08/01/30
(Call 08/01/26)(b)	20	21,471
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 07/01/24)(b)	3	2,784
7.50%, 04/15/32 (Call 04/15/27)(b)	7	6,848
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29
(Call 06/11/24)(b)	3	2,656
TopBuild Corp., 4.13%, 02/15/32 (Call 10/15/26)(b)	10	8,727
		57,812
Entertainment — 0.2%
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)	15	13,551
6.50%, 02/15/32 (Call 02/15/27)(b)	20	19,780
7.00%, 02/15/30 (Call 02/15/26)(b)	30	30,351
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	5	4,714
Churchill Downs Inc.
5.75%, 04/01/30 (Call 04/01/25)(b)	12	11,496
6.75%, 05/01/31 (Call 05/01/26)(b)	10	9,953
Everi Holdings Inc., 5.00%, 07/15/29
(Call 07/15/24)(b)	8	7,773
Light & Wonder International Inc.
7.25%, 11/15/29 (Call 11/15/24)(b)	5	5,084
7.50%, 09/01/31 (Call 09/01/26)(b)	10	10,283
Merlin Entertainments Group U.S. Holdings Inc.,
7.38%, 02/15/31 (Call 02/15/27)(b)	5	5,071
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%,
08/01/30 (Call 08/01/25)(b)	5	5,139
Penn Entertainment Inc., 4.13%, 07/01/29
(Call 07/01/24)(b)	8	6,677
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)	10	7,277
5.88%, 09/01/31 (Call 09/01/26)(b)	11	7,665
Scientific Games Holdings LP/Scientific Games
U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(b)	11	10,430
SeaWorld Parks & Entertainment Inc., 5.25%,
08/15/29 (Call 08/15/24)(b)	10	9,348
Six Flags Entertainment Corp., 7.25%, 05/15/31
(Call 05/15/26)(b)	10	10,021
Six Flags Entertainment Corp./Six Flags Theme
Parks Inc., 6.63%, 05/01/32 (Call 05/01/27)(b)	15	15,013
Vail Resorts Inc., 6.50%, 05/15/32 (Call 05/15/27)(b)	15	15,111
Warnermedia Holdings Inc., 4.28%, 03/15/32
(Call 12/15/31)	60	52,519
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)(c)	11	9,334

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
3.75%, 12/01/29 (Call 12/01/24)(b)	$4	$3,542
3.88%, 07/15/30 (Call 07/15/25)(b)	7	6,188
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)	10	9,409
7.13%, 02/15/31 (Call 11/15/30)(b)	15	15,401
		301,130
Environmental Control — 0.1%
Clean Harbors Inc., 6.38%, 02/01/31
(Call 02/01/26)(b)	10	10,012
GFL Environmental Inc.
4.38%, 08/15/29 (Call 08/15/24)(b)	15	13,671
4.75%, 06/15/29 (Call 07/02/24)(b)(c)	5	4,655
6.75%, 01/15/31 (Call 01/15/27)(b)	15	15,301
Madison IAQ LLC, 5.88%, 06/30/29 (Call 07/01/24)(b)	13	12,050
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)	25	19,544
5.00%, 04/01/34 (Call 01/01/34)	25	24,393
Reworld Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	11	10,033
5.00%, 09/01/30 (Call 09/01/25)	3	2,699
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	15	12,121
3.20%, 06/01/32 (Call 03/01/32)	15	12,955
5.00%, 03/01/34 (Call 12/01/33)	25	24,332
Waste Management Inc.
4.15%, 04/15/32 (Call 01/15/32)	25	23,484
4.63%, 02/15/30 (Call 12/15/29)	5	4,898
4.88%, 02/15/34 (Call 11/15/33)	25	24,389
		214,537
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34
(Call 10/05/33)	35	36,688

Food — 0.4%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 4.88%, 02/15/30
(Call 02/15/25)(b)	15	14,031
Campbell Soup Co., 5.40%, 03/21/34 (Call 12/21/33)	25	24,738
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29 (Call 01/01/26)(b)	10	10,190
Conagra Brands Inc., 8.25%, 09/15/30	10	11,420
Fiesta Purchaser Inc., 7.88%, 03/01/31
(Call 03/01/27)(b)	10	10,276
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	30	26,542
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)	5	4,412
4.50%, 05/04/33 (Call 02/04/33)	5	4,855
Ingles Markets Inc., 4.00%, 06/15/31
(Call 06/15/26)(b)	8	6,878
J.M. Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	15	11,950
6.20%, 11/15/33 (Call 08/15/33)	25	26,124
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS
Lux Co. SARL
3.00%, 05/15/32 (Call 02/15/32)	10	8,135
3.75%, 12/01/31 (Call 12/01/26)	10	8,680
5.75%, 04/01/33 (Call 01/01/33)	50	49,299
6.75%, 03/15/34 (Call 12/15/33)(b)	25	26,310
Security	Par (000)	Value

Food (continued)
Kellanova
2.10%, 06/01/30 (Call 03/01/30)	$5	$4,202
5.25%, 03/01/33 (Call 12/01/32)	15	14,888
Kraft Heinz Foods Co.
4.25%, 03/01/31 (Call 12/01/30)	20	18,923
6.75%, 03/15/32	5	5,442
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	5	3,998
2.20%, 05/01/30 (Call 02/01/30)	15	12,698
7.50%, 04/01/31	20	22,395
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	17	15,308
4.38%, 01/31/32 (Call 01/31/27)(b)	7	6,182
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(b)	10	7,720
3.20%, 04/01/30 (Call 01/01/30)(b)	5	4,537
4.75%, 04/20/33 (Call 01/20/33)(b)	45	43,547
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	5	4,036
2.50%, 04/15/30 (Call 01/15/30)	15	12,899
Mondelez International Inc., 3.00%, 03/17/32
(Call 12/17/31)	30	25,710
Nestle Capital Corp., 4.88%, 03/12/34
(Call 12/12/33)(b)	150	147,180
Performance Food Group Inc., 4.25%, 08/01/29
(Call 08/01/24)(b)	16	14,551
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	35	29,431
4.25%, 04/15/31 (Call 04/15/26)	15	13,510
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	15	13,316
4.63%, 04/15/30 (Call 04/15/25)(b)	22	19,960
5.50%, 12/15/29 (Call 12/15/24)(b)	14	13,351
Safeway Inc., 7.25%, 02/01/31	3	3,180
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	20	15,863
3.00%, 10/15/30 (Call 07/15/30)(b)	20	16,850
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	30	25,766
5.95%, 04/01/30 (Call 01/01/30)	10	10,372
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	5	4,588
7.25%, 01/15/32 (Call 09/15/26)(b)	10	10,314
		784,557
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 2.30%, 04/30/30
(Call 01/30/30)(b)	25	21,410
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	5	4,060
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	45	36,345
3.75%, 01/15/31 (Call 10/15/30)	30	25,895
		87,710
Gas — 0.1%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)	40	31,900
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	30	26,608
3.76%, 03/16/32 (Call 12/16/31)(b)	35	30,360
CenterPoint Energy Resources Corp., 5.40%, 03/01/33 (Call 12/01/32)	17	16,927

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
East Ohio Gas Co. (The), 2.00%, 06/15/30
(Call 03/15/30)(b)	$15	$12,270
KeySpan Gas East Corp., 5.99%, 03/06/33
(Call 12/06/32)(b)	10	9,994
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	35	27,772
2.95%, 09/01/29 (Call 06/01/29)	25	22,354
3.60%, 05/01/30 (Call 02/01/30)	10	9,124
Piedmont Natural Gas Co. Inc., 5.40%, 06/15/33
(Call 03/15/33)	5	4,981
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	20	16,464
Southern Co. Gas Capital Corp., 5.15%, 09/15/32
(Call 03/15/32)	5	4,935
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	5	4,186
4.05%, 03/15/32 (Call 12/15/31)	30	27,090
		244,965
Hand & Machine Tools — 0.0%
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)	15	15,355
6.40%, 04/15/33 (Call 01/15/33)	25	25,733
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	30	25,325
3.00%, 05/15/32 (Call 02/15/32)	25	21,087
		87,500
Health Care - Products — 0.3%
Agilent Technologies Inc., 2.30%, 03/12/31
(Call 12/12/30)	30	24,870
Avantor Funding Inc., 3.88%, 11/01/29
(Call 11/01/24)(b)	8	7,175
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	30	23,621
3.95%, 04/01/30 (Call 01/01/30)	25	23,099
Boston Scientific Corp., 2.65%, 06/01/30
(Call 03/01/30)	15	13,066
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	25	21,795
DH Europe Finance II Sarl, 2.60%, 11/15/29
(Call 08/15/29)	15	13,275
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)(c)	10	8,269
6.75%, 02/15/30 (Call 02/15/27)(b)	2	1,749
GE HealthCare Technologies Inc., 5.91%, 11/22/32
(Call 08/22/32)	100	102,942
Medline Borrower LP, 5.25%, 10/01/29
(Call 10/01/24)(b)	38	35,832
Medtronic Global Holdings SCA, 4.50%, 03/30/33
(Call 12/30/32)	35	33,468
Neogen Food Safety Corp., 8.63%, 07/20/30
(Call 07/20/27)(b)(c)	5	5,355
Revvity Inc., 3.30%, 09/15/29 (Call 06/15/29)	30	27,196
Smith & Nephew PLC, 2.03%, 10/14/30
(Call 07/14/30)	20	16,384
Solventum Corp.
5.45%, 03/13/31 (Call 01/13/31)(b)	25	24,648
5.60%, 03/23/34 (Call 12/23/33)(b)	25	24,561
Sotera Health Holdings LLC, 7.38%, 06/01/31
(Call 06/01/27)(b)	20	19,854
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	10	8,377
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)	30	24,355
Security	Par (000)	Value

Health Care - Products (continued)
2.60%, 10/01/29 (Call 07/01/29)	$15	$13,326
5.09%, 08/10/33 (Call 05/10/33)	30	29,760
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31
(Call 08/24/31)	16	13,242
		516,219
Health Care - Services — 0.7%
Adventist Health System/West, 5.43%, 03/01/32
(Call 12/01/31)	10	9,854
AHP Health Partners Inc., 5.75%, 07/15/29
(Call 07/15/24)(b)	3	2,771
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	20	17,241
Bon Secours Mercy Health Inc., 3.46%, 06/01/30
(Call 12/01/29)	20	18,336
Catalent Pharma Solutions Inc., 3.50%, 04/01/30
(Call 04/01/25)(b)	10	9,514
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	41	33,441
2.63%, 08/01/31 (Call 05/01/31)	78	63,429
3.00%, 10/15/30 (Call 07/15/30)	12	10,201
Charles River Laboratories International Inc., 4.00%,
03/15/31 (Call 03/15/26)(b)	10	8,797
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	13	10,270
5.25%, 05/15/30 (Call 05/15/25)(b)	21	17,439
6.13%, 04/01/30 (Call 04/01/25)(b)	20	14,236
10.88%, 01/15/32 (Call 02/15/27)(b)	35	36,177
CommonSpirit Health, 5.21%, 12/01/31
(Call 06/01/31)	5	4,906
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	21	17,623
4.63%, 06/01/30 (Call 06/01/25)(b)	40	35,841
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	35	29,670
2.55%, 03/15/31 (Call 12/15/30)	25	21,125
2.88%, 09/15/29 (Call 06/15/29)	35	31,216
5.50%, 10/15/32 (Call 07/15/32)	55	55,515
Encompass Health Corp.
4.63%, 04/01/31 (Call 04/01/26)	10	9,035
4.75%, 02/01/30 (Call 02/01/25)	10	9,255
Fortrea Holdings Inc., 7.50%, 07/01/30
(Call 07/01/26)(b)(c)	5	5,002
Fresenius Medical Care U.S. Finance III Inc., 3.00%,
12/01/31 (Call 09/01/31)(b)	5	4,031
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	25	20,395
3.63%, 03/15/32 (Call 12/15/31)	65	56,799
4.13%, 06/15/29 (Call 03/15/29)	45	42,395
5.60%, 04/01/34 (Call 01/01/34)	25	24,778
Health Care Service Corp. A Mutual Legal Reserve
Co., 2.20%, 06/01/30 (Call 03/01/30)(b)	15	12,594
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(b)	10	9,167
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	35	27,705
3.13%, 08/15/29 (Call 05/15/29)	30	26,976
IQVIA Inc., 6.50%, 05/15/30 (Call 05/15/26)(b)	10	10,103
Kedrion SpA, 6.50%, 09/01/29 (Call 09/01/25)(b)	15	13,694
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	5	4,230
2.95%, 12/01/29 (Call 09/01/29)	15	13,353
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)(b)	10	10,705

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
10.00%, 06/01/32 (Call 06/01/27)(b)	$20	$20,185
11.00%, 10/15/30 (Call 10/15/26)(b)	15	16,531
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29
(Call 10/01/24)(b)	9	6,393
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	10	8,721
3.88%, 05/15/32 (Call 02/15/32)(b)	13	10,993
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	5	4,125
Pediatrix Medical Group Inc., 5.38%, 02/15/30
(Call 02/15/25)(b)	3	2,585
Piedmont Healthcare Inc., 2.04%, 01/01/32
(Call 07/01/31)	5	3,992
Providence St. Joseph Health Obligated Group,
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	5	4,366
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	25	21,315
4.20%, 06/30/29 (Call 03/30/29)	5	4,806
Radiology Partners Inc., 9.78%, 02/15/30
(Call 07/01/24), (9.87% PIK)(b)	10	7,834
Roche Holdings Inc., 2.08%, 12/13/31
(Call 09/13/31)(b)	10	8,129
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(b)	15	15,656
Surgery Center Holdings Inc., 7.25%, 04/15/32
(Call 04/15/27)(b)(c)	15	15,113
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/17/24)	20	18,564
4.38%, 01/15/30 (Call 12/01/24)	20	18,408
6.13%, 06/15/30 (Call 06/15/25)	25	24,818
6.75%, 05/15/31 (Call 05/15/26)(b)	20	20,205
6.88%, 11/15/31	3	3,137
UnitedHealth Group Inc.
2.00%, 05/15/30	35	29,456
4.20%, 05/15/32 (Call 02/15/32)	25	23,394
4.50%, 04/15/33 (Call 01/15/33)	40	37,962
5.00%, 04/15/34 (Call 01/15/34)	50	49,065
5.30%, 02/15/30 (Call 12/15/29)	35	35,415
5.35%, 02/15/33 (Call 11/15/32)	25	25,249
Universal Health Services Inc., 2.65%, 10/15/30
(Call 07/15/30)	20	16,862
UPMC, 5.04%, 05/15/33 (Call 02/15/33)	5	4,882
		1,205,980
Holding Companies - Diversified — 0.1%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)	30	24,852
Compass Group Diversified Holdings LLC, 5.00%,
01/15/32 (Call 01/15/27)(b)	5	4,492
Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 9.00%, 06/15/30 (Call 12/15/29)(b)	25	24,685
MDGH GMTN RSC Ltd., 3.38%, 03/28/32
(Call 12/28/31)(d)	200	178,024
Stena International SA, 7.25%, 01/15/31
(Call 01/15/27)(b)	10	10,175
		242,228
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	10	8,967
4.63%, 04/01/30 (Call 04/01/25)(b)	3	2,664
Beazer Homes USA Inc., 7.25%, 10/15/29
(Call 10/15/24)	5	4,995
Security	Par (000)	Value

Home Builders (continued)
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	$7	$6,184
5.00%, 06/15/29 (Call 07/02/24)(b)	3	2,698
Century Communities Inc., 3.88%, 08/15/29
(Call 02/15/29)(b)	5	4,437
KB Home
4.00%, 06/15/31 (Call 12/15/30)	5	4,415
4.80%, 11/15/29 (Call 05/15/29)	7	6,558
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	3	2,583
M/I Homes Inc., 3.95%, 02/15/30 (Call 08/15/29)	5	4,367
Mattamy Group Corp., 4.63%, 03/01/30
(Call 03/01/25)(b)	8	7,332
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	15	13,971
New Home Co. Inc. (The), 9.25%, 10/01/29
(Call 10/01/26)(b)	5	5,041
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	15	13,166
PulteGroup Inc., 6.38%, 05/15/33	30	31,398
Taylor Morrison Communities Inc., 5.13%, 08/01/30
(Call 02/01/30)(b)	5	4,746
Thor Industries Inc., 4.00%, 10/15/29
(Call 10/15/24)(b)	6	5,235
		128,757
Home Furnishings — 0.0%
Tempur Sealy International Inc., 3.88%, 10/15/31
(Call 10/15/26)(b)	12	10,077
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	5	4,078
4.70%, 05/14/32 (Call 02/14/32)	10	9,324
		23,479
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	25	20,210
2.65%, 04/30/30 (Call 02/01/30)	5	4,321
5.75%, 03/15/33 (Call 12/15/32)	5	5,100
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(c)	5	4,430
4.13%, 04/30/31 (Call 04/30/26)(b)	5	4,372
Church & Dwight Co. Inc., 5.60%, 11/15/32
(Call 08/15/32)	15	15,504
Clorox Co. (The), 4.60%, 05/01/32 (Call 02/01/32)	35	33,785
Kimberly-Clark Corp., 3.10%, 03/26/30
(Call 12/26/29)	30	27,235
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	9	8,291
5.00%, 10/01/29 (Call 10/01/24)(b)	2	1,999
5.50%, 07/15/30 (Call 07/15/25)(b)(c)	7	6,995
		132,242
Housewares — 0.0%
Newell Brands Inc., 6.63%, 09/15/29
(Call 06/15/29)(c)	10	9,804
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	8	6,848
4.38%, 02/01/32 (Call 08/01/26)(c)	4	3,422
4.50%, 10/15/29 (Call 10/15/24)	3	2,701
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(Call 10/01/24)(b)(c)	8	4,538
		27,313

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 6.00%, 08/01/29
(Call 08/01/24)(b)	$7	$6,382
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
5.88%, 11/01/29 (Call 11/01/24)(b)(c)	8	7,436
7.00%, 01/15/31 (Call 01/15/27)(b)	20	20,062
Allstate Corp. (The), 5.25%, 03/30/33 (Call 12/30/32)	50	49,630
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	25	22,617
5.13%, 03/27/33 (Call 12/27/32)	20	19,638
American National Group LLC, 6.14%, 06/13/32
(Call 03/13/32)(b)	25	23,703
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(b)	25	19,923
AmFam Holdings Inc., 2.81%, 03/11/31
(Call 12/11/30)(b)	30	22,928
AmWINS Group Inc., 4.88%, 06/30/29
(Call 07/01/24)(b)	10	9,200
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	30	26,153
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	25	20,091
5.00%, 09/12/32 (Call 06/12/32)	10	9,715
Aon North America Inc.
5.30%, 03/01/31 (Call 01/01/31)	25	24,894
5.45%, 03/01/34 (Call 12/01/33)	25	24,777
Ardonagh Finco Ltd., 7.75%, 02/15/31
(Call 02/15/27)(b)	25	24,841
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(Call 02/15/27)(b)	25	24,602
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	5	4,133
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)(c)	25	20,344
3.70%, 02/22/30 (Call 11/22/29)	5	4,479
Assured Guaranty U.S. Holdings Inc., 3.15%,
06/15/31 (Call 03/15/31)	20	17,280
AssuredPartners Inc., 7.50%, 02/15/32
(Call 02/15/27)(b)	10	9,956
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	35	30,894
5.88%, 01/15/34 (Call 10/15/33)	25	24,936
6.65%, 02/01/33 (Call 11/01/32)	5	5,265
AXA SA, 8.60%, 12/15/30	15	17,488
Axis Specialty Finance LLC, 4.90%, 01/15/40
(Call 01/15/30), (5-year CMT + 3.186%)(a)	25	22,739
Baldwin Insurance Group Holdings LLC/Baldwin
Insurance Group Holdings Finance, 7.13%,
05/15/31 (Call 05/15/27)(b)	15	15,147
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32
(Call 12/15/31)	35	30,408
Brighthouse Financial Inc., 5.63%, 05/15/30
(Call 02/15/30)(c)	25	25,009
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	5	4,091
4.20%, 03/17/32 (Call 12/17/31)	15	13,516
Chubb INA Holdings LLC, 1.38%, 09/15/30
(Call 06/15/30)	25	20,257
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	15	12,404
Constellation Insurance Inc., 6.80%, 01/24/30
(Call 10/24/29)(b)	10	9,711
Corebridge Financial Inc.
3.90%, 04/05/32 (Call 01/05/32)	40	35,719
5.75%, 01/15/34 (Call 10/15/33)	50	50,265
Security	Par (000)	Value

Insurance (continued)
Doctors Co. An Interinsurance Exchange (The),
4.50%, 01/18/32 (Call 10/18/31)(b)	$10	$7,816
Empower Finance 2020 LP, 1.78%, 03/17/31
(Call 12/17/30)(b)	15	11,842
Equitable Holdings Inc., 5.59%, 01/11/33
(Call 10/11/32)	25	25,079
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32
(Call 05/16/32)	25	24,493
Fidelity National Financial Inc., 3.40%, 06/15/30
(Call 03/15/30)	5	4,421
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	15	11,825
4.00%, 05/15/30 (Call 02/15/30)	15	13,407
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	45	37,238
7.95%, 06/15/33 (Call 03/15/33)(b)	9	9,937
Globe Life Inc., 4.80%, 06/15/32 (Call 03/15/32)	15	13,899
Hartford Financial Services Group Inc. (The), 2.80%,
08/19/29 (Call 05/19/29)	5	4,441
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (Call 02/15/27)(b)	10	9,933
8.13%, 02/15/32 (Call 02/15/27)(b)	10	9,901
Hub International Ltd., 5.63%, 12/01/29
(Call 12/01/24)(b)(c)	5	4,640
HUB International Ltd.
7.25%, 06/15/30 (Call 06/15/26)(b)	45	45,732
7.38%, 01/31/32 (Call 01/31/27)(b)	30	30,109
Jackson Financial Inc., 3.13%, 11/23/31
(Call 08/23/31)	5	4,146
Jackson National Life Global Funding, 3.05%, 06/21/29(b)(c)	40	34,471
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (Call 03/15/26)(b)	10	10,526
10.50%, 12/15/30 (Call 12/15/25)(b)	5	5,386
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	5	4,031
3.80%, 02/23/32 (Call 11/23/31)	15	12,664
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	30	26,499
3.40%, 01/15/31 (Call 10/15/30)	20	17,551
3.40%, 03/01/32 (Call 12/01/31)	15	12,982
Manulife Financial Corp., 3.70%, 03/16/32
(Call 12/16/31)	25	22,688
Marsh & McLennan Companies Inc.
5.15%, 03/15/34 (Call 12/15/33)	25	24,856
5.75%, 11/01/32 (Call 08/01/32)	15	15,552
MetLife Inc.
4.55%, 03/23/30 (Call 12/23/29)	100	97,734
5.38%, 07/15/33 (Call 04/15/33)	29	29,172
6.50%, 12/15/32	4	4,350
Nationwide Mutual Insurance Co., 7.88%, 04/01/33(b)	5	5,498
New York Life Global Funding
4.55%, 01/28/33(b)	30	28,421
5.00%, 01/09/34(b)	50	48,932
New York Life Insurance Co., 5.88%, 05/15/33(b)	30	30,755
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(Call 06/01/27)(b)	45	45,386
PartnerRe Finance B LLC, 3.70%, 07/02/29
(Call 04/02/29)	5	4,653

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Principal Financial Group Inc., 2.13%, 06/15/30
(Call 03/15/30)	$30	$24,924
Principal Life Global Funding II
1.50%, 08/27/30(b)	10	7,958
2.50%, 09/16/29(b)	5	4,353
Progressive Corp. (The), 3.00%, 03/15/32
(Call 12/15/31)	25	21,545
Protective Life Corp., 3.40%, 01/15/30
(Call 10/15/29)(b)	45	39,645
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)	5	4,251
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(a)	35	30,011
5.75%, 07/15/33	50	52,027
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)	60	58,629
6.75%, 03/01/53 (Call 12/01/32),
(5-year CMT + 2.848%)(a)	5	5,103
Prudential Funding Asia PLC, 3.13%, 04/14/30.	35	31,162
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33
(Call 03/05/33)	20	19,842
Ryan Specialty LLC, 4.38%, 02/01/30
(Call 02/01/25)(b)	8	7,380
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	20	16,565
4.75%, 04/08/32 (Call 01/08/32)(b)	15	13,275
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	10	8,308
Sumitomo Life Insurance Co., 5.88%, (Call 01/18/34),
(5-year CMT + 2.841%)(a)(b)(f)	5	4,881
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	9,377
USI Inc./New York, 7.50%, 01/15/32
(Call 01/15/27)(b)(c)	10	10,033
Willis North America Inc., 2.95%, 09/15/29
(Call 06/15/29)	20	17,798
Wilton RE Ltd., 6.00%, (Call 10/22/30),
(5-year CMT + 5.266%)(a)(b)(c)(f)	5	4,508
		1,873,174
Internet — 0.4%
Alibaba Group Holding Ltd., 2.13%, 02/09/31
(Call 11/09/30)	20	16,481
Amazon.com Inc.
2.10%, 05/12/31 (Call 02/12/31)	80	66,858
3.60%, 04/13/32 (Call 01/13/32)	50	45,670
4.65%, 12/01/29 (Call 10/01/29)	25	24,896
4.70%, 12/01/32 (Call 09/01/32)	50	49,199
Booking Holdings Inc., 4.63%, 04/13/30
(Call 01/13/30)	40	39,054
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	38	33,302
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	27	23,249
3.25%, 02/15/30 (Call 11/15/29)	20	17,864
Gen Digital Inc., 7.13%, 09/30/30 (Call 09/30/25)(b)(c)	10	10,167
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)	10	8,347
4.13%, 08/01/30 (Call 05/01/25)(b)	5	4,352
Meta Platforms Inc.
3.85%, 08/15/32 (Call 05/15/32)	15	13,851
4.80%, 05/15/30 (Call 03/15/30)	30	29,874
4.95%, 05/15/33 (Call 02/15/33)	25	24,963
Security	Par (000)	Value

Internet (continued)
Netflix Inc.
4.88%, 06/15/30 (Call 03/15/30)(b)	$17	$16,648
5.38%, 11/15/29(b)	37	37,232
Prosus NV, 3.06%, 07/13/31 (Call 04/13/31)(d)	200	162,490
Rakuten Group Inc., 6.25%, (Call 04/22/31),
(5-year CMT + 4.956%)(a)(b)(f)	13	9,688
Uber Technologies Inc., 4.50%, 08/15/29
(Call 08/15/24)(b)	20	18,872
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	5	4,461
		657,518
Iron & Steel — 0.1%
ArcelorMittal SA, 6.80%, 11/29/32 (Call 08/29/32)	25	26,626
ATI Inc.
4.88%, 10/01/29 (Call 10/01/24)	5	4,672
5.13%, 10/01/31 (Call 10/01/26)	5	4,559
7.25%, 08/15/30 (Call 08/15/26)	5	5,137
Carpenter Technology Corp., 7.63%, 03/15/30
(Call 03/15/25)	2	2,050
Cleveland-Cliffs Inc.
4.88%, 03/01/31 (Call 03/01/26)(b)	5	4,381
6.75%, 04/15/30 (Call 04/15/26)(b)	10	9,894
7.00%, 03/15/32 (Call 03/15/27)(b)	25	24,692
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	5	4,385
4.13%, 01/15/30 (Call 01/15/25)	3	2,719
4.38%, 03/15/32 (Call 03/15/27)	3	2,675
Mineral Resources Ltd., 8.50%, 05/01/30
(Call 05/01/25)(b)	10	10,349
Nucor Corp., 3.13%, 04/01/32 (Call 01/01/32)	5	4,319
Samarco Mineracao SA, 9.00%, 06/30/31
(Call 06/17/24), (9.00% PIK)(b)(g)	51	48,133
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	15	13,618
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	20	17,967
6.13%, 06/12/33 (Call 03/12/33)	30	30,100
		216,276
Leisure Time — 0.1%
Amer Sports Co., 6.75%, 02/16/31 (Call 02/16/27)(b)	5	4,983
Brunswick Corp., 4.40%, 09/15/32 (Call 06/15/32)(c)	20	17,815
Carnival Corp.
7.00%, 08/15/29 (Call 08/15/26)(b)	10	10,283
10.50%, 06/01/30 (Call 06/01/25)(b)(c)	12	13,037
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(Call 07/01/24)(b)	7	6,593
Royal Caribbean Cruises Ltd.
6.25%, 03/15/32 (Call 03/15/27)(b)	15	14,933
7.25%, 01/15/30 (Call 12/15/25)(b)	10	10,342
Viking Cruises Ltd., 9.13%, 07/15/31
(Call 07/15/26)(b)	10	10,772
		88,758
Lodging — 0.2%
Boyd Gaming Corp., 4.75%, 06/15/31
(Call 06/15/26)(b)	12	10,763
Choice Hotels International Inc., 3.70%, 01/15/31
(Call 10/15/30)	5	4,361
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	21	17,822
4.00%, 05/01/31 (Call 05/01/26)(b)	18	15,903
4.88%, 01/15/30 (Call 01/15/25)	10	9,460
6.13%, 04/01/32 (Call 04/01/27)(b)	5	4,955

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	$10	$8,773
5.00%, 06/01/29 (Call 07/01/24)(b)	11	10,158
6.63%, 01/15/32 (Call 01/15/27)(b)	15	14,942
Las Vegas Sands Corp., 3.90%, 08/08/29
(Call 05/08/29)	10	9,095
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	57	54,938
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	30	25,921
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	5	4,249
Marriott Ownership Resorts Inc., 4.50%, 06/15/29
(Call 07/01/24)(b)(c)	10	9,066
Melco Resorts Finance Ltd.
5.38%, 12/04/29 (Call 12/04/24)(b)	15	13,471
7.63%, 04/17/32 (Call 04/17/27)(b)	10	9,898
MGM Resorts International, 6.50%, 04/15/32
(Call 04/15/27)	15	14,672
Sands China Ltd.
3.25%, 08/08/31 (Call 05/08/31)	10	8,397
4.63%, 06/18/30 (Call 03/18/30)	15	13,839
Station Casinos LLC
4.63%, 12/01/31 (Call 06/01/31)(b)	5	4,383
6.63%, 03/15/32 (Call 03/15/27)(b)	10	9,827
Travel & Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	7	6,375
4.63%, 03/01/30 (Call 12/01/29)(b)	3	2,723
Wynn Macau Ltd., 5.13%, 12/15/29 (Call 12/15/24)(b)	13	11,675
		295,666
Machinery — 0.2%
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	40	35,216
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(b)	25	25,754
9.50%, 01/01/31 (Call 01/01/26)(b)	7	7,565
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	30	27,180
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	15	12,453
Ingersoll Rand Inc., 5.70%, 08/14/33 (Call 05/14/33)	15	15,291
John Deere Capital Corp.
2.00%, 06/17/31	30	24,682
2.45%, 01/09/30	25	21,976
4.35%, 09/15/32	25	23,844
5.10%, 04/11/34	30	29,837
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 07/01/24)(b)	5	4,575
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(b)	5	2,611
Otis Worldwide Corp., 2.57%, 02/15/30
(Call 11/15/29)	50	43,537
Rockwell Automation Inc., 1.75%, 08/15/31
(Call 05/15/31)	5	3,992
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)(c)	7	7,196
Xylem Inc./New York, 2.25%, 01/30/31 (Call 10/30/30)	5	4,157
		289,866
Manufacturing — 0.1%
3M Co., 2.38%, 08/26/29 (Call 05/26/29)	20	17,380
Amsted Industries Inc., 4.63%, 05/15/30
(Call 05/15/25)(b)	8	7,259
Carlisle Companies Inc., 2.20%, 03/01/32
(Call 12/01/31)	5	3,984
Eaton Corp., 4.15%, 03/15/33 (Call 12/15/32)	55	51,261
Hillenbrand Inc., 3.75%, 03/01/31 (Call 03/01/26)	3	2,581
Security	Par (000)	Value

Manufacturing (continued)
Parker-Hannifin Corp., 3.25%, 06/14/29
(Call 03/14/29)	$20	$18,297
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	10	9,635
Teledyne Technologies Inc., 2.75%, 04/01/31
(Call 01/01/31)	25	21,146
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	5	4,165
3.00%, 06/01/30 (Call 03/01/30)	25	21,874
		157,582
Media — 0.7%
Altice Financing SA, 5.75%, 08/15/29
(Call 08/15/24)(b)	30	22,271
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)(c)	10	7,460
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	42	33,853
4.25%, 01/15/34 (Call 01/15/28)(b)	30	22,428
4.50%, 08/15/30 (Call 02/15/25)(b)	40	33,214
4.50%, 05/01/32 (Call 05/01/26)	40	31,728
4.50%, 06/01/33 (Call 06/01/27)(b)	25	19,289
4.75%, 03/01/30 (Call 09/01/24)(b)	42	35,766
4.75%, 02/01/32 (Call 02/01/27)(b)	25	20,128
5.38%, 06/01/29 (Call 07/01/24)(b)	21	18,815
6.38%, 09/01/29 (Call 09/01/25)(b)	22	20,578
7.38%, 03/01/31 (Call 03/01/26)(b)(c)	20	19,352
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	30	22,976
6.55%, 06/01/34 (Call 03/01/34)	25	25,027
6.65%, 02/01/34 (Call 11/01/33)	20	20,232
Comcast Corp.
1.95%, 01/15/31 (Call 10/15/30)	5	4,102
3.40%, 04/01/30 (Call 01/01/30)	25	22,806
4.25%, 10/15/30 (Call 07/15/30)	20	19,032
4.25%, 01/15/33	80	74,291
4.65%, 02/15/33 (Call 11/15/32)	40	38,379
4.80%, 05/15/33 (Call 02/15/33)	35	33,836
5.30%, 06/01/34 (Call 03/01/34)	25	24,949
5.50%, 11/15/32 (Call 08/15/32)	25	25,475
Cox Communications Inc., 1.80%, 10/01/30
(Call 07/01/30)(b)	20	15,972
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	10	5,858
4.13%, 12/01/30 (Call 12/01/25)(b)	20	12,301
4.50%, 11/15/31 (Call 11/15/26)(b)	20	12,233
4.63%, 12/01/30 (Call 12/01/25)(b)	35	14,695
5.00%, 11/15/31 (Call 11/15/26)(b)	8	3,331
5.75%, 01/15/30 (Call 01/15/25)(b)	30	12,927
Cumulus Media New Holdings Inc., 8.00%, 07/01/29
(Call 07/01/24)(b)	5	2,476
Directv Financing LLC, 8.88%, 02/01/30
(Call 02/01/26)(b)	15	14,450
Discovery Communications LLC, 3.63%, 05/15/30
(Call 02/15/30)	12	10,557
DISH DBS Corp., 5.13%, 06/01/29	25	9,942
Fox Corp., 6.50%, 10/13/33 (Call 07/13/33)	50	52,269
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	11	6,255
5.38%, 11/15/31 (Call 11/15/26)(b)	19	10,532
10.50%, 07/15/29 (Call 07/15/26)(b)	10	9,932
Grupo Televisa SAB, 8.50%, 03/11/32	15	16,979

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
LCPR Senior Secured Financing DAC, 5.13%,
07/15/29 (Call 07/15/24)(b)	$10	$8,386
Liberty Interactive LLC
8.25%, 02/01/30(c)	7	3,708
8.50%, 07/15/29	2	1,062
McGraw-Hill Education Inc., 8.00%, 08/01/29
(Call 08/01/24)(b)	7	6,526
News Corp., 5.13%, 02/15/32 (Call 02/15/27)(b)	7	6,518
Paramount Global
4.20%, 05/19/32 (Call 02/19/32)	15	12,483
4.95%, 01/15/31 (Call 10/15/30)	40	35,812
7.88%, 07/30/30	5	5,214
Scripps Escrow II Inc., 5.38%, 01/15/31
(Call 01/15/26)(b)	5	2,045
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	10	6,780
5.50%, 03/01/30 (Call 12/01/24)(b)(c)	5	3,297
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(b)	21	16,777
4.13%, 07/01/30 (Call 07/01/25)(b)	21	17,606
5.50%, 07/01/29 (Call 07/01/24)(b)	20	18,597
Sunrise FinCo I BV, 4.88%, 07/15/31
(Call 07/15/26)(b)	20	17,849
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	13	11,417
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33	27	29,844
TWDC Enterprises 18 Corp., Series B, 7.00%,
03/01/32	15	16,817
Univision Communications Inc.
7.38%, 06/30/30 (Call 06/30/25)(b)	12	11,373
8.50%, 07/31/31 (Call 07/31/27)(b)	10	9,840
Videotron Ltd., 3.63%, 06/15/29 (Call 07/02/24)(b)	10	9,039
Virgin Media Finance PLC, 5.00%, 07/15/30
(Call 07/15/25)(b)	15	12,462
Virgin Media Secured Finance PLC, 4.50%, 08/15/30
(Call 08/15/25)(b)	10	8,380
VZ Secured Financing BV, 5.00%, 01/15/32
(Call 01/15/27)(b)	20	16,984
Walt Disney Co. (The)
2.65%, 01/13/31	75	65,081
3.80%, 03/22/30	25	23,461
6.55%, 03/15/33	5	5,517
Warner Media LLC, 7.63%, 04/15/31	5	5,253
Ziggo Bond Co. BV, 5.13%, 02/28/30
(Call 02/15/25)(b)	9	7,679
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	15	13,365
		1,215,868
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 6.38%, 06/15/30
(Call 07/15/25)(b)	5	5,009
Roller Bearing Co of America Inc., 4.38%, 10/15/29
(Call 10/15/24)(b)	10	9,135
Vallourec SACA, 7.50%, 04/15/32 (Call 04/15/27)(b)	10	10,289
		24,433
Mining — 0.4%
Arsenal AIC Parent LLC
8.00%, 10/01/30 (Call 10/01/26)(b)	10	10,405
11.50%, 10/01/31 (Call 10/01/26)(b)	10	11,158
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (Call 11/28/32)	10	9,748
Security	Par (000)	Value

Mining (continued)
5.25%, 09/08/30 (Call 07/08/30)	$25	$25,154
5.25%, 09/08/33 (Call 06/08/33)	65	64,608
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31
(Call 10/15/30)(d)	200	176,875
FMG Resources August 2006 Pty. Ltd., 4.38%,
04/01/31 (Call 01/01/31)(b)	21	18,633
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	10	9,695
6.13%, 04/15/32 (Call 01/15/32)(b)	11	10,755
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	30	28,211
4.63%, 08/01/30 (Call 08/01/25)	30	28,677
5.25%, 09/01/29 (Call 09/01/24)	35	34,987
Glencore Funding LLC
2.50%, 09/01/30 (Call 06/01/30)(b)	65	54,651
5.63%, 04/04/34 (Call 01/04/34)(b)	10	9,831
Kaiser Aluminum Corp., 4.50%, 06/01/31
(Call 06/01/26)(b)	5	4,433
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%,
05/12/31 (Call 02/12/31)(b)	10	8,951
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	45	37,188
2.80%, 10/01/29 (Call 07/01/29)	35	31,046
Novelis Corp.
3.88%, 08/15/31 (Call 08/15/26)(b)	10	8,562
4.75%, 01/30/30 (Call 01/30/25)(b)	22	20,342
Rio Tinto Alcan Inc., 7.25%, 03/15/31	15	16,546
Rio Tinto Finance USA PLC, 5.00%, 03/09/33
(Call 12/09/32)	10	9,897
South32 Treasury Ltd., 4.35%, 04/14/32
(Call 01/14/32)(b)	25	22,445
Taseko Mines Ltd., 8.25%, 05/01/30 (Call 11/01/26)(b)	10	10,250
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	9	7,473
		670,521
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31
(Call 09/01/31)	20	17,304
Xerox Holdings Corp., 8.88%, 11/30/29
(Call 11/30/26)(b)	10	9,675
Zebra Technologies Corp., 6.50%, 06/01/32
(Call 06/01/27)(b)	10	10,069
		37,048
Oil & Gas — 1.5%
Antero Resources Corp., 5.38%, 03/01/30
(Call 03/01/25)(b)	10	9,573
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)	10	9,258
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29 (Call 09/01/24)(b)	8	7,681
Baytex Energy Corp.
7.38%, 03/15/32 (Call 03/15/27)(b)	10	10,128
8.50%, 04/30/30 (Call 04/30/26)(b)	10	10,416
BP Capital Markets America Inc.
2.72%, 01/12/32 (Call 10/12/31)	35	29,685
3.63%, 04/06/30 (Call 01/06/30)	60	55,695
4.81%, 02/13/33 (Call 11/13/32)	15	14,508
4.89%, 09/11/33 (Call 06/11/33)	55	53,373
BP Capital Markets PLC, 6.45%, (Call 12/01/33),
(5-year CMT + 2.153%)(a)(f)	5	5,113
California Resources Corp., 8.25%, 06/15/29
(Call 06/15/26)(b)	10	10,013

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Canadian Natural Resources Ltd., 7.20%, 01/15/32	$5	$5,452
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	45	38,756
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	10	9,243
Civitas Resources Inc.
8.63%, 11/01/30 (Call 11/01/26)(b)	10	10,695
8.75%, 07/01/31 (Call 07/01/26)(b)	20	21,368
CNOOC Petroleum North America ULC, 7.88%,
03/15/32	50	59,049
CNX Resources Corp., 7.38%, 01/15/31
(Call 01/15/26)(b)	14	14,248
Comstock Resources Inc., 5.88%, 01/15/30
(Call 01/15/25)(b)(c)	14	12,910
ConocoPhillips Co., 5.05%, 09/15/33 (Call 06/15/33)	25	24,660
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(b)	10	8,105
5.75%, 01/15/31 (Call 07/15/30)(b)	30	29,529
Crescent Energy Finance LLC, 7.63%, 04/01/32
(Call 04/01/27)(b)	25	25,510
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	60	57,395
7.95%, 04/15/32	5	5,694
Diamond Foreign Asset Co./Diamond Finance LLC,
8.50%, 10/01/30 (Call 10/01/26)(b)	10	10,505
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	25	21,896
3.50%, 12/01/29 (Call 09/01/29)	40	36,687
5.15%, 01/30/30 (Call 12/30/29)	25	24,775
5.40%, 04/18/34 (Call 01/18/34)	10	9,861
Ecopetrol SA
4.63%, 11/02/31 (Call 08/02/31)	40	32,476
6.88%, 04/29/30 (Call 01/29/30)	55	52,495
8.88%, 01/13/33 (Call 10/13/32)	40	41,090
Encino Acquisition Partners Holdings LLC, 8.75%,
05/01/31 (Call 05/01/27)(b)	10	10,350
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(b)	10	8,772
5.75%, 02/01/34 (Call 11/01/33)	25	24,784
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	45	39,053
3.13%, 04/06/30 (Call 01/06/30)	5	4,543
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	15	13,350
3.48%, 03/19/30 (Call 12/19/29)	60	55,671
Helmerich & Payne Inc., 2.90%, 09/29/31
(Call 06/29/31)	10	8,298
Hess Corp.
7.30%, 08/15/31	30	33,430
7.88%, 10/01/29	20	22,307
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	15	13,953
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 04/15/30 (Call 04/15/25)(b)	5	4,827
6.00%, 02/01/31 (Call 02/01/26)(b)	10	9,580
6.25%, 04/15/32 (Call 05/15/27)(b)	5	4,799
6.88%, 05/15/34 (Call 05/15/29)(b)	20	19,701
8.38%, 11/01/33 (Call 11/01/28)(b)	10	10,727
Marathon Oil Corp., 6.80%, 03/15/32	5	5,440
Matador Resources Co., 6.50%, 04/15/32
(Call 04/15/27)(b)	20	19,955
Nabors Industries Inc., 9.13%, 01/31/30
(Call 05/31/26)(b)	10	10,323
Security	Par (000)	Value

Oil & Gas (continued)
Noble Finance II LLC, 8.00%, 04/15/30
(Call 04/15/26)(b)	$10	$10,333
Northern Oil & Gas Inc., 8.75%, 06/15/31
(Call 06/15/26)(b)	10	10,484
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)	19	19,417
6.63%, 09/01/30 (Call 03/01/30)	31	32,390
7.50%, 05/01/31	16	17,620
7.88%, 09/15/31	21	23,535
8.88%, 07/15/30 (Call 01/15/30)	8	9,181
Ovintiv Inc.
6.25%, 07/15/33 (Call 04/15/33)	25	25,679
7.20%, 11/01/31	5	5,386
8.13%, 09/15/30	15	16,852
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	6	5,476
4.63%, 05/01/30 (Call 05/01/25)(b)	16	14,544
Patterson-UTI Energy Inc., 5.15%, 11/15/29
(Call 08/15/29)	3	2,923
PBF Holding Co. LLC/PBF Finance Corp., 7.88%,
09/15/30 (Call 09/15/26)(b)	10	10,268
Permian Resources Operating LLC
5.88%, 07/01/29 (Call 07/01/24)(b)	5	4,896
7.00%, 01/15/32 (Call 01/15/27)(b)	15	15,330
9.88%, 07/15/31 (Call 07/15/26)(b)	10	11,060
Petrobras Global Finance BV, 5.60%, 01/03/31
(Call 10/03/30)	60	57,536
Petroleos Mexicanos
5.95%, 01/28/31 (Call 10/28/30)	60	48,672
6.70%, 02/16/32 (Call 11/16/31)	100	84,204
6.84%, 01/23/30 (Call 10/23/29)	80	70,709
8.75%, 06/02/29 (Call 04/02/29)	10	9,827
10.00%, 02/07/33 (Call 11/07/32)	30	30,259
Petronas Capital Ltd., 2.48%, 01/28/32
(Call 10/28/31)(d)	200	165,371
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)	15	12,399
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	5	4,494
5.30%, 06/30/33 (Call 03/30/33)	35	34,413
Pioneer Natural Resources Co., 1.90%, 08/15/30
(Call 05/15/30)	45	37,605
Raizen Fuels Finance SA, 6.45%, 03/05/34
(Call 12/05/33)(d)	200	203,378
Range Resources Corp., 4.75%, 02/15/30
(Call 02/15/25)(b)	5	4,649
Rockcliff Energy II LLC, 5.50%, 10/15/29
(Call 10/15/24)(b)	10	9,291
Santos Finance Ltd., 6.88%, 09/19/33
(Call 06/19/33)(b)	25	26,227
Saudi Arabian Oil Co., 2.25%, 11/24/30
(Call 08/24/30)(d)	200	167,393
Sinopec Group Overseas Development 2018 Ltd.,
2.70%, 05/13/30 (Call 02/13/30)(d)	200	177,678
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	18	16,313
5.38%, 03/15/30 (Call 03/15/25)	14	13,491
Sunoco LP, 7.25%, 05/01/32 (Call 05/01/27)(b)	15	15,367
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30
(Call 04/30/25)	11	9,940
Talos Production Inc., 9.38%, 02/01/31
(Call 02/01/27)(b)	10	10,585

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Tosco Corp., 8.13%, 02/15/30	$25	$28,720
TotalEnergies Capital International SA, 2.83%,
01/10/30 (Call 10/10/29)	45	40,205
TotalEnergies Capital SA, 5.15%, 04/05/34
(Call 01/05/34)	10	9,974
Transocean Inc.
7.50%, 04/15/31(c)	5	4,628
8.50%, 05/15/31 (Call 05/15/27)(b)	15	14,980
8.75%, 02/15/30 (Call 02/15/26)(b)	14	14,103
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(b)	15	15,504
Valero Energy Corp., 2.80%, 12/01/31 (Call 09/01/31)	40	33,736
Vermilion Energy Inc., 6.88%, 05/01/30
(Call 05/01/25)(b)(c)	8	7,864
Viper Energy Inc., 7.38%, 11/01/31 (Call 11/01/26)(b)	5	5,170
Vital Energy Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)	3	3,042
7.88%, 04/15/32 (Call 04/15/27)(b)	15	15,262
9.75%, 10/15/30 (Call 10/15/26)	5	5,472
		2,731,540
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	5	4,517
4.49%, 05/01/30 (Call 02/01/30)	25	24,029
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	35	31,196
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	25	21,892
4.85%, 05/15/33 (Call 02/15/33)	15	14,684
Weatherford International Ltd., 8.63%, 04/30/30
(Call 10/30/24)(b)	20	20,685
		117,003
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31
(Call 02/25/31)	20	16,701
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC, 4.00%, 09/01/29
(Call 07/05/24)(b)	15	12,377
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	17	14,362
3.13%, 09/15/31 (Call 06/15/31)	12	10,084
6.00%, 06/15/29 (Call 05/15/26)	15	15,030
Berry Global Inc., 5.65%, 01/15/34 (Call 10/15/33)(b)	25	24,393
CCL Industries Inc., 3.05%, 06/01/30
(Call 03/01/30)(b)	15	13,043
Clydesdale Acquisition Holdings Inc., 8.75%, 04/15/30
(Call 04/15/25)(b)	15	14,469
Crown Americas LLC, 5.25%, 04/01/30
(Call 01/01/30)	9	8,680
Graphic Packaging International LLC
3.75%, 02/01/30 (Call 08/01/29)(b)	9	7,980
6.38%, 07/15/32 (Call 05/15/27)(b)	25	25,051
LABL Inc., 8.25%, 11/01/29 (Call 11/01/24)(b)	6	5,116
OI European Group BV, 4.75%, 02/15/30
(Call 11/15/24)(b)	3	2,747
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (Call 05/15/26)(b)	10	10,001
7.38%, 06/01/32 (Call 06/01/27)(b)	5	4,997
Packaging Corp. of America, 3.00%, 12/15/29
(Call 09/15/29)	20	17,794
Sealed Air Corp., 6.88%, 07/15/33(b)	10	10,328
Security	Par (000)	Value

Packaging & Containers (continued)
Sonoco Products Co., 3.13%, 05/01/30
(Call 02/01/30)	$30	$26,516
WRKCo Inc., 3.00%, 06/15/33 (Call 03/15/33)	25	20,825
		260,494
Pharmaceuticals — 0.8%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	6	5,396
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	85	77,433
5.05%, 03/15/34 (Call 12/15/33)	50	49,444
AdaptHealth LLC
4.63%, 08/01/29 (Call 07/01/24)(b)	7	6,001
5.13%, 03/01/30 (Call 03/01/25)(b)	9	7,854
Astrazeneca Finance LLC
2.25%, 05/28/31 (Call 02/28/31)	80	67,179
4.88%, 03/03/33 (Call 12/03/32)	15	14,778
4.90%, 03/03/30 (Call 01/03/30)	20	19,947
4.90%, 02/26/31 (Call 12/26/30)	25	24,823
5.00%, 02/26/34 (Call 11/26/33)	25	24,693
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	20	16,209
Bausch Health Companies Inc.
5.25%, 01/30/30 (Call 01/30/25)(b)(c)	10	5,098
5.25%, 02/15/31 (Call 02/15/26)(b)	5	2,547
7.25%, 05/30/29 (Call 06/17/24)(b)	5	2,775
14.00%, 10/15/30 (Call 10/15/25)(b)	5	3,816
Becton Dickinson and Co., 1.96%, 02/11/31
(Call 11/11/30)	40	32,450
BellRing Brands Inc., 7.00%, 03/15/30
(Call 03/15/27)(b)	11	11,236
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	125	100,346
2.95%, 03/15/32 (Call 12/15/31)	15	12,867
3.40%, 07/26/29 (Call 04/26/29)	42	38,896
5.20%, 02/22/34 (Call 11/22/33)	50	49,658
5.75%, 02/01/31 (Call 12/01/30)	25	25,859
Cencora Inc., 2.70%, 03/15/31 (Call 12/15/30)	40	33,919
Cigna Group (The)
2.40%, 03/15/30 (Call 12/15/29)	44	37,762
5.40%, 03/15/33 (Call 12/15/32)	35	34,942
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)	15	11,934
2.13%, 09/15/31 (Call 06/15/31)	51	40,632
3.25%, 08/15/29 (Call 05/15/29)	40	36,114
3.75%, 04/01/30 (Call 01/01/30)	15	13,702
5.25%, 01/30/31 (Call 11/30/30)	35	34,441
5.25%, 02/21/33 (Call 11/21/32)	45	43,718
5.30%, 06/01/33 (Call 03/01/33)	40	38,924
5.55%, 06/01/31 (Call 04/01/31)	25	24,937
5.70%, 06/01/34 (Call 03/01/34)	25	24,881
Eli Lilly & Co.
4.70%, 02/27/33 (Call 11/27/32)	25	24,443
4.70%, 02/09/34 (Call 11/09/33)	25	24,291
Endo Finance Holdings Inc., 8.50%, 04/15/31
(Call 04/15/27)(b)	15	15,361
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34	5	5,190
HLF Financing SARL LLC/Herbalife International Inc.,
4.88%, 06/01/29 (Call 07/01/24)(b)	8	5,198
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)	45	36,784
4.90%, 06/01/31 (Call 04/01/31)	25	25,041
4.95%, 06/01/34 (Call 03/01/34)	25	25,028
McKesson Corp., 5.10%, 07/15/33 (Call 04/15/33)	30	29,853

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	$15	$12,256
2.15%, 12/10/31 (Call 09/10/31)	35	28,854
4.30%, 05/17/30 (Call 03/17/30)	25	24,190
Option Care Health Inc., 4.38%, 10/31/29
(Call 10/31/24)(b)	5	4,555
Organon & Co./Organon Foreign Debt Co.-Issuer BV,
5.13%, 04/30/31 (Call 04/30/26)(b)	25	22,082
Organon & Co./Organon Foreign Debt Co-Issuer BV
6.75%, 05/15/34 (Call 05/15/29)(b)	10	9,956
7.88%, 05/15/34 (Call 05/15/29)(b)	10	10,163
Owens & Minor Inc., 6.63%, 04/01/30
(Call 04/01/25)(b)(c)	10	9,526
Perrigo Finance Unlimited Co., 4.65%, 06/15/30
(Call 03/15/30)	10	9,196
Pfizer Inc., 2.63%, 04/01/30 (Call 01/01/30)	40	35,168
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30 (Call 03/19/30)	40	39,109
4.75%, 05/19/33 (Call 02/19/33)	90	87,068
Prestige Brands Inc., 3.75%, 04/01/31
(Call 04/01/26)(b)	7	6,006
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	20	16,828
Zoetis Inc., 5.60%, 11/16/32 (Call 08/16/32)	10	10,211
		1,491,568
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 07/01/24)(b)	10	9,588
6.63%, 02/01/32 (Call 02/01/27)(b)	10	10,019
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.25%, 07/15/32 (Call 07/15/27)(b)	15	15,281
Boardwalk Pipelines LP, 3.60%, 09/01/32
(Call 06/01/32)	25	21,462
Cameron LNG LLC, 2.90%, 07/15/31
(Call 04/15/31)(b)	30	25,619
Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29 (Call 05/18/29)	35	32,169
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	35	29,707
4.00%, 03/01/31 (Call 03/01/26)	21	18,971
4.50%, 10/01/29 (Call 10/01/24)	21	19,965
5.75%, 08/15/34 (Call 02/15/34)(b)	25	24,871
5.95%, 06/30/33 (Call 12/30/32)	22	22,219
CNX Midstream Partners LP, 4.75%, 04/15/30
(Call 04/15/25)(b)	3	2,701
Colonial Enterprises Inc., 3.25%, 05/15/30
(Call 02/15/30)(b)	20	17,784
Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33 (Call 08/15/33)(b)	45	45,893
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (Call 06/15/26)(b)	20	18,781
7.50%, 12/15/33 (Call 12/15/28)(b)	10	10,275
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	3	2,563
8.13%, 08/16/30	2	2,261
DT Midstream Inc.
4.13%, 06/15/29 (Call 07/01/24)(b)	13	11,904
4.38%, 06/15/31 (Call 06/15/26)(b)	17	15,280
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32
(Call 11/15/31)(b)	55	46,273
Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)	$25	$22,510
5.63%, 04/05/34 (Call 01/05/34)	5	4,969
5.70%, 03/08/33 (Call 12/08/32)	50	50,189
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	30	27,441
5.75%, 02/15/33 (Call 11/15/32)	40	40,119
6.55%, 12/01/33 (Call 09/01/33)	25	26,390
7.38%, 02/01/31 (Call 02/01/26)(b)	10	10,392
EnLink Midstream LLC, 6.50%, 09/01/30
(Call 03/01/30)(b)	25	25,557
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	10	8,891
3.13%, 07/31/29 (Call 04/30/29)	25	22,840
4.85%, 01/31/34 (Call 10/31/33)	5	4,840
5.35%, 01/31/33 (Call 10/31/32)	25	25,099
EQM Midstream Partners LP
4.75%, 01/15/31 (Call 07/15/30)(b)	15	13,800
7.50%, 06/01/30 (Call 12/01/29)(b)	7	7,394
Flex Intermediate Holdco LLC, 3.36%, 06/30/31
(Call 12/30/30)(b)	10	8,238
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30
(Call 04/01/30)(b)	20	17,127
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32 (Call 05/15/27)	20	20,039
8.88%, 04/15/30 (Call 04/15/26)	10	10,469
Global Partners LP/GLP Finance Corp., 8.25%,
01/15/32 (Call 01/15/27)(b)	5	5,140
Harvest Midstream I LP, 7.50%, 05/15/32
(Call 05/15/27)(b)	15	15,216
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	10	9,107
5.50%, 10/15/30 (Call 10/15/25)(b)	5	4,804
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	16	14,653
Kinder Morgan Energy Partners LP, 7.75%, 03/15/32	10	11,190
Kinder Morgan Inc.
4.80%, 02/01/33 (Call 11/01/32)	20	18,821
5.20%, 06/01/33 (Call 03/01/33)	10	9,656
5.40%, 02/01/34 (Call 11/01/33)	25	24,478
7.80%, 08/01/31	10	11,321
Kinetik Holdings LP, 5.88%, 06/15/30
(Call 06/15/25)(b)	15	14,635
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	5	4,273
4.95%, 09/01/32 (Call 06/01/32)	15	14,274
5.00%, 03/01/33 (Call 12/01/32)	30	28,512
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32 (Call 02/15/27)(b)	15	15,274
NuStar Logistics LP, 6.38%, 10/01/30 (Call 04/01/30)	10	9,969
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	20	18,234
5.80%, 11/01/30 (Call 09/01/30)	35	35,645
6.10%, 11/15/32 (Call 08/15/32)	30	30,901
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	5	4,545
3.80%, 09/15/30 (Call 06/15/30)	25	22,762
Rockies Express Pipeline LLC
4.80%, 05/15/30 (Call 02/15/30)(b)	5	4,567
4.95%, 07/15/29 (Call 04/15/29)(b)	11	10,239
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30
(Call 11/15/29)	20	19,099

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
6.00%, 12/31/30 (Call 12/31/25)(b)	$10	$9,427
6.00%, 09/01/31 (Call 09/01/26)(b)	10	9,388
Targa Resources Corp., 6.13%, 03/15/33
(Call 12/15/32)	25	25,653
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	15	13,396
4.88%, 02/01/31 (Call 02/01/26)	35	33,269
5.50%, 03/01/30 (Call 03/01/25)	30	29,680
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30
(Call 12/01/29)(b)	15	13,028
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	25	20,756
4.10%, 04/15/30 (Call 01/15/30)	30	28,148
4.63%, 03/01/34 (Call 12/01/33)	25	23,216
Transcontinental Gas Pipe Line Co. LLC, 3.25%,
05/15/30 (Call 02/15/30)	35	31,329
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(b)	20	16,787
6.25%, 01/15/30 (Call 10/15/29)(b)	20	20,046
3.88%, 08/15/29 (Call 02/15/29)(b)	19	17,131
4.13%, 08/15/31 (Call 02/15/31)(b)	15	13,262
Venture Global LNG Inc.
8.38%, 06/01/31 (Call 06/01/26)(b)	30	30,937
9.88%, 02/01/32 (Call 02/01/27)(b)	30	32,180
Western Midstream Operating LP, 4.05%, 02/01/30
(Call 11/01/29)	20	18,558
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	10	8,413
4.65%, 08/15/32 (Call 05/15/32)	40	37,910
Series A, 7.50%, 01/15/31	10	11,004
		1,550,723
Private Equity — 0.0%
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29
(Call 06/19/29)(b)	15	13,701
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29
(Call 04/01/29)(b)	20	18,631
		32,332
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere
Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(b)	17	15,108
Cushman & Wakefield U.S. Borrower LLC, 8.88%,
09/01/31 (Call 09/01/26)(b)	5	5,262
Greystar Real Estate Partners LLC, 7.75%, 09/01/30
(Call 09/01/26)(b)	5	5,269
Howard Hughes Corp. (The), 4.38%, 02/01/31
(Call 02/01/26)(b)	10	8,522
Kennedy-Wilson Inc.
4.75%, 02/01/30 (Call 09/01/24)	10	8,211
5.00%, 03/01/31 (Call 03/01/26)	12	9,549
		51,921
Real Estate Investment Trusts — 1.0%
Agree LP
2.60%, 06/15/33 (Call 03/15/33)	5	3,901
4.80%, 10/01/32 (Call 07/01/32)	15	14,077
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	10	7,496
3.38%, 08/15/31 (Call 05/15/31)	35	30,737
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.70%, 07/01/30 (Call 04/01/30)	$15	$14,409
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	15	12,289
American Homes 4 Rent LP, 3.63%, 04/15/32
(Call 01/15/32)	30	26,006
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	5	4,036
2.30%, 09/15/31 (Call 06/15/31)	20	16,192
2.70%, 04/15/31 (Call 01/15/31)	15	12,615
2.90%, 01/15/30 (Call 10/15/29)	5	4,381
3.80%, 08/15/29 (Call 05/15/29)	20	18,503
5.55%, 07/15/33 (Call 04/15/33)	10	9,941
5.65%, 03/15/33 (Call 12/15/32)	10	10,021
5.90%, 11/15/33 (Call 08/15/33)	25	25,548
Apollo Commercial Real Estate Finance Inc., 4.63%,
06/15/29 (Call 07/01/24)(b)	10	8,365
AvalonBay Communities Inc., 2.45%, 01/15/31
(Call 10/17/30)	25	21,154
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	5	3,695
2.55%, 04/01/32 (Call 01/01/32)	25	19,478
2.90%, 03/15/30 (Call 12/15/29)	20	16,917
3.25%, 01/30/31 (Call 10/30/30)	30	25,280
Brandywine Operating Partnership LP, 4.55%,
10/01/29 (Call 07/01/29)(c)	5	4,357
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	15	12,241
4.05%, 07/01/30 (Call 04/01/30)	25	23,018
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	10	7,891
Camden Property Trust, 3.15%, 07/01/29
(Call 04/01/29)	5	4,520
Crown Castle Inc.
2.25%, 01/15/31 (Call 10/15/30)	25	20,474
2.50%, 07/15/31 (Call 04/15/31)	25	20,537
3.10%, 11/15/29 (Call 08/15/29)	15	13,326
3.30%, 07/01/30 (Call 04/01/30)	15	13,270
5.80%, 03/01/34 (Call 12/01/33)	25	25,170
Digital Realty Trust LP, 3.60%, 07/01/29
(Call 04/01/29)	25	23,018
Diversified Healthcare Trust, 4.38%, 03/01/31
(Call 09/01/30)	5	3,613
DOC DR LLC, 2.63%, 11/01/31 (Call 08/01/31)	5	4,112
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	25	20,757
3.75%, 08/15/29 (Call 05/15/29)	5	4,441
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	25	20,731
3.20%, 11/18/29 (Call 08/18/29)	20	17,914
3.90%, 04/15/32 (Call 01/15/32)	25	22,538
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	55	49,694
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	10	8,168
3.00%, 01/15/30 (Call 10/15/29)	5	4,399
5.50%, 04/01/34 (Call 01/01/34)	5	4,916
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	5	4,090
2.35%, 03/15/32 (Call 12/15/31)	10	7,921
2.40%, 10/15/31 (Call 07/15/31)	30	24,446
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	14	12,692

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
6.75%, 12/01/33 (Call 09/01/33)	$25	$26,012
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%,
09/15/30(b)(c)	8	6,930
Healthcare Realty Holdings LP, 3.10%, 02/15/30
(Call 11/15/29)	15	13,030
Healthpeak OP LLC
3.00%, 01/15/30 (Call 10/15/29)	20	17,653
5.25%, 12/15/32 (Call 09/15/32)	10	9,790
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	10	7,958
3.05%, 02/15/30 (Call 11/15/29)	15	12,623
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	25	22,209
Series I, 3.50%, 09/15/30 (Call 06/15/30)	10	8,821
Hudson Pacific Properties LP, 3.25%, 01/15/30
(Call 10/15/29)	5	3,496
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	25	19,615
4.15%, 04/15/32 (Call 01/15/32)	15	13,655
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	13	11,582
4.88%, 09/15/29 (Call 09/15/24)(b)	7	6,493
5.25%, 07/15/30 (Call 07/15/25)(b)	19	17,743
5.63%, 07/15/32 (Call 07/15/26)(b)	15	13,991
Iron Mountain Information Management Services Inc.,
5.00%, 07/15/32 (Call 07/15/27)(b)	10	9,018
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	5	3,724
3.05%, 02/15/30 (Call 11/15/29)	30	25,219
4.25%, 08/15/29 (Call 05/15/29)	5	4,510
Kimco Realty OP LLC
3.20%, 04/01/32 (Call 01/01/32)	25	21,307
4.60%, 02/01/33 (Call 11/01/32)	5	4,667
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 06/15/29 (Call 07/01/24)(b)	10	9,041
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	17	11,034
4.63%, 08/01/29 (Call 08/01/24)	16	11,652
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	15	12,202
Office Properties Income Trust, 3.45%, 10/15/31
(Call 07/15/31)	5	2,019
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	5	4,006
3.38%, 02/01/31 (Call 11/01/30)	20	17,000
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 7.00%,
02/01/30 (Call 08/01/26)(b)	20	20,120
Phillips Edison Grocery Center Operating Partnership
I LP, 2.63%, 11/15/31 (Call 08/15/31)	10	8,104
Piedmont Operating Partnership LP, 3.15%, 08/15/30
(Call 05/15/30)	20	15,801
Prologis LP
2.25%, 04/15/30 (Call 01/15/30)	15	12,793
2.25%, 01/15/32 (Call 10/15/31)	20	16,235
4.75%, 06/15/33 (Call 03/15/33)	35	33,575
5.00%, 03/15/34 (Call 12/15/33)	25	24,367
Public Storage Operating Co., 2.30%, 05/01/31
(Call 02/01/31)	20	16,674
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	15	12,381
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	$20	$17,646
3.40%, 01/15/30 (Call 10/15/29)	30	27,151
4.85%, 03/15/30 (Call 01/15/30)	15	14,653
5.63%, 10/13/32 (Call 07/13/32)	35	35,346
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	5	4,462
3.70%, 06/15/30 (Call 03/15/30)	15	13,692
Rexford Industrial Realty LP, 2.13%, 12/01/30
(Call 09/01/30)	10	8,126
RHP Hotel Properties LP/RHP Finance Corp., 6.50%,
04/01/32 (Call 04/01/27)(b)	20	19,874
RLJ Lodging Trust LP, 4.00%, 09/15/29
(Call 09/15/24)(b)	10	8,749
Sabra Health Care LP, 3.20%, 12/01/31
(Call 09/01/31)	15	12,348
Safehold GL Holdings LLC, 2.80%, 06/15/31
(Call 03/15/31)	15	12,478
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%,
05/28/30 (Call 02/28/30)(b)	50	47,342
Service Properties Trust
4.38%, 02/15/30 (Call 08/15/29)	8	5,817
4.95%, 10/01/29 (Call 07/01/29)	4	3,105
8.38%, 06/15/29 (Call 06/15/26)	10	9,804
8.63%, 11/15/31 (Call 11/15/26)(b)	15	15,691
8.88%, 06/15/32 (Call 06/15/27)	10	9,350
Simon Property Group LP
2.25%, 01/15/32 (Call 10/15/31)	20	16,118
2.45%, 09/13/29 (Call 06/13/29)	45	39,223
2.65%, 02/01/32 (Call 12/01/31)	15	12,458
Store Capital LLC
2.70%, 12/01/31 (Call 09/01/31)	15	11,993
2.75%, 11/18/30 (Call 08/18/30)	5	4,091
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)	20	16,419
4.20%, 04/15/32 (Call 01/15/32)	15	13,400
5.70%, 01/15/33 (Call 10/15/32)	15	14,772
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	25	21,397
3.20%, 01/15/30 (Call 10/15/29)	5	4,477
Uniti Group LP/Uniti Fiber Holdings Inc./CSL
Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(b)	8	5,424
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	5	4,081
3.00%, 01/15/30 (Call 10/15/29)	25	21,892
VICI Properties LP
4.95%, 02/15/30 (Call 12/15/29)	10	9,592
5.13%, 05/15/32 (Call 02/15/32)	25	23,690
VICI Properties LP/VICI Note Co. Inc.
4.13%, 08/15/30 (Call 02/15/25)(b)	25	22,520
4.63%, 12/01/29 (Call 12/01/24)(b)	30	28,127
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)	5	3,890
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	25	22,173
Welltower OP LLC
3.10%, 01/15/30 (Call 10/15/29)	55	49,039
3.85%, 06/15/32 (Call 03/15/32)	20	17,957
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	35	32,558
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	5	4,636
XHR LP, 4.88%, 06/01/29 (Call 07/01/24)(b)	5	4,606
		1,860,512

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 0.7%
1011778 BC ULC/New Red Finance Inc., 4.00%,
10/15/30 (Call 10/15/25)(b)	$45	$39,164
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(b)	15	11,960
Advance Auto Parts Inc., 3.90%, 04/15/30
(Call 01/15/30)(c)	10	8,983
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(b)	5	4,248
Asbury Automotive Group Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)	11	10,117
4.75%, 03/01/30 (Call 03/01/25)	8	7,337
5.00%, 02/15/32 (Call 11/15/26)(b)	8	7,164
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	25	19,978
3.85%, 03/01/32 (Call 12/01/31)	5	4,403
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	25	23,425
4.75%, 02/01/33 (Call 11/01/32)	35	33,318
Bath & Body Works Inc.
6.63%, 10/01/30 (Call 10/01/25)(b)	15	15,012
6.95%, 03/01/33	5	4,888
7.50%, 06/15/29 (Call 07/01/24)(c)	5	5,155
Beacon Roofing Supply Inc., 6.50%, 08/01/30
(Call 08/01/26)(b)	10	10,024
BlueLinx Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(b)	7	6,690
Brinker International Inc., 8.25%, 07/15/30
(Call 07/15/26)(b)	5	5,222
Carrols Restaurant Group Inc., 5.88%, 07/01/29
(Call 06/13/24)(b)	3	3,088
Carvana Co.
12.00%, 12/01/28 (Call 08/15/24),
(12.00% PIK)(b)(g)	7	7,715
13.00%, 06/01/30 (Call 08/15/25),
(13.00% PIK)(b)(g)	21	21,519
14.00%, 06/01/31 (Call 08/15/28),
(14.00% PIK)(b)(c)(g)	29	29,927
Costco Wholesale Corp., 1.60%, 04/20/30
(Call 01/20/30)	50	41,693
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(Call 05/15/27)(b)	10	10,306
Dick’s Sporting Goods Inc., 3.15%, 01/15/32
(Call 10/15/31)	20	16,848
Dollar General Corp.
5.00%, 11/01/32 (Call 08/01/32)	5	4,862
5.45%, 07/05/33 (Call 04/05/33)	35	34,655
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co. Inc., 6.75%, 01/15/30
(Call 01/15/25)(b)	19	16,797
FirstCash Inc.
5.63%, 01/01/30 (Call 01/01/25)(b)	5	4,739
6.88%, 03/01/32 (Call 03/01/27)(b)	30	29,796
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	5	4,145
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	10	8,644
3.88%, 10/01/31 (Call 10/01/26)(b)	12	9,962
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	5	4,035
2.75%, 02/01/32 (Call 11/01/31)	25	20,681
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%,
01/15/32 (Call 01/15/27)(b)	5	4,788
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	55	43,492
Security	Par (000)	Value

Retail (continued)
2.70%, 04/15/30 (Call 01/15/30)	$5	$4,412
2.95%, 06/15/29 (Call 03/15/29)	60	54,672
3.25%, 04/15/32 (Call 01/15/32)	35	30,827
4.50%, 09/15/32 (Call 06/15/32)	45	43,534
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)	5	4,032
LCM Investments Holdings II LLC, 8.25%, 08/01/31
(Call 08/01/26)(b)	10	10,380
Lithia Motors Inc.
3.88%, 06/01/29 (Call 07/01/24)(b)	15	13,375
4.38%, 01/15/31 (Call 10/15/25)(b)	7	6,179
Lowe’s Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	40	33,997
3.75%, 04/01/32 (Call 01/01/32)	30	27,122
4.50%, 04/15/30 (Call 01/15/30)	20	19,349
5.00%, 04/15/33 (Call 01/15/33)	15	14,708
Macy’s Retail Holdings LLC
5.88%, 03/15/30 (Call 03/15/25)(b)	10	9,532
6.13%, 03/15/32 (Call 03/15/27)(b)	5	4,762
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	15	12,770
4.60%, 09/09/32 (Call 06/09/32)	50	48,102
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	5	4,341
4.75%, 09/15/29 (Call 09/15/24)	5	4,701
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	4	3,533
4.38%, 04/01/30 (Call 01/01/30)	8	7,256
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	5	4,008
4.20%, 04/01/30 (Call 01/01/30)	10	9,474
4.70%, 06/15/32 (Call 03/15/32)	30	28,747
Papa John’s International Inc., 3.88%, 09/15/29
(Call 09/15/24)(b)(c)	8	6,949
Park River Holdings Inc., 6.75%, 08/01/29
(Call 08/01/24)(b)	3	2,544
Penske Automotive Group Inc., 3.75%, 06/15/29
(Call 06/15/24)	5	4,444
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32
(Call 03/01/27)	25	24,544
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)	10	8,994
4.88%, 11/15/31 (Call 11/15/26)(b)(c)	7	6,146
SRS Distribution Inc.
6.00%, 12/01/29 (Call 12/01/24)(b)	11	11,160
6.13%, 07/01/29 (Call 07/01/24)(b)	5	5,078
Staples Inc., 10.75%, 09/01/29 (Call 09/01/26)(b)	25	24,153
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	35	29,958
3.55%, 08/15/29 (Call 05/15/29)	25	23,326
5.00%, 02/15/34 (Call 11/15/33)	50	48,583
Suburban Propane Partners LP/Suburban Energy
Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(b)	10	8,975
Target Corp.
2.65%, 09/15/30 (Call 06/15/30)	5	4,397
4.40%, 01/15/33 (Call 10/15/32)	30	28,821
4.50%, 09/15/32 (Call 06/15/32)	25	23,999
TJX Companies Inc. (The), 3.88%, 04/15/30
(Call 01/15/30)	25	23,576
Tractor Supply Co., 5.25%, 05/15/33 (Call 02/15/33)	25	24,742
Victoria’s Secret & Co., 4.63%, 07/15/29
(Call 07/15/24)(b)(c)	7	5,704

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walgreens Boots Alliance Inc., 3.20%, 04/15/30
(Call 01/15/30)(c)	$5	$4,367
Walmart Inc.
3.25%, 07/08/29 (Call 04/08/29)	35	32,677
4.10%, 04/15/33 (Call 01/15/33)(c)	15	14,205
4.15%, 09/09/32 (Call 06/09/32)	10	9,600
7.55%, 02/15/30	15	17,188
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	13	11,322
4.63%, 01/31/32 (Call 10/01/26)	13	11,847
4.75%, 01/15/30 (Call 10/15/29)(b)	11	10,395
5.38%, 04/01/32 (Call 04/01/27)	17	16,206
		1,378,493
Semiconductors — 0.5%
Advanced Micro Devices Inc., 3.92%, 06/01/32
(Call 03/01/32)	10	9,249
Analog Devices Inc., 2.10%, 10/01/31 (Call 07/01/31)	15	12,334
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	72	60,126
3.42%, 04/15/33 (Call 01/15/33)(b)	75	64,077
3.47%, 04/15/34 (Call 01/15/34)(b)	25	21,084
4.30%, 11/15/32 (Call 08/15/32)	50	46,277
5.00%, 04/15/30 (Call 01/15/30)	30	29,826
Entegris Inc., 5.95%, 06/15/30 (Call 06/15/25)(b)	11	10,831
Intel Corp.
2.00%, 08/12/31 (Call 05/12/31)	30	24,243
3.90%, 03/25/30 (Call 12/25/29)	60	56,048
4.15%, 08/05/32 (Call 05/05/32)	10	9,281
5.13%, 02/10/30 (Call 12/10/29)	25	24,964
5.20%, 02/10/33 (Call 11/10/32)(c)	40	39,655
KLA Corp., 4.65%, 07/15/32 (Call 04/15/32)	20	19,376
Lam Research Corp., 1.90%, 06/15/30
(Call 03/15/30)	15	12,569
Marvell Technology Inc., 2.95%, 04/15/31
(Call 01/15/31)	35	29,947
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	45	37,105
5.88%, 02/09/33 (Call 11/09/32)	5	5,114
5.88%, 09/15/33 (Call 06/15/33)	50	51,159
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	50	41,723
2.85%, 04/01/30 (Call 01/01/30)	15	13,522
NXP BV/NXP Funding LLC/NXP USA Inc.
2.65%, 02/15/32 (Call 11/15/31)	40	33,053
3.40%, 05/01/30 (Call 02/01/30)	15	13,521
4.30%, 06/18/29 (Call 03/18/29)	25	23,901
5.00%, 01/15/33 (Call 10/15/32)	17	16,508
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	35	32,760
Qualcomm Inc., 2.15%, 05/20/30 (Call 02/20/30)	45	38,603
Skyworks Solutions Inc., 3.00%, 06/01/31
(Call 03/01/31)	5	4,179
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	8	7,162
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	50	41,860
2.25%, 09/04/29 (Call 06/04/29)	55	48,352
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	20	17,222
		895,631
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30
(Call 02/01/30)	10	9,340
Security	Par (000)	Value

Software — 0.5%
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	$10	$8,692
AthenaHealth Group Inc., 6.50%, 02/15/30
(Call 02/15/25)(b)	32	29,089
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	15	12,292
2.85%, 01/15/30 (Call 10/15/29)	5	4,410
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	5	4,182
2.90%, 12/01/29 (Call 09/01/29)	25	22,075
Capstone Borrower Inc., 8.00%, 06/15/30
(Call 06/15/26)(b)	5	5,089
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29
(Call 06/15/25)(b)	6	6,036
Central Parent LLC/CDK Global II LLC/CDK Financing
Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(b)	15	15,363
Clarivate Science Holdings Corp., 4.88%, 07/01/29
(Call 06/30/24)(b)	12	10,945
Cloud Software Group Inc.
8.25%, 06/30/32 (Call 06/30/27)(b)	25	25,297
9.00%, 09/30/29 (Call 09/30/25)(b)	55	53,291
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(Call 12/15/24)(b)(c)	5	4,651
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	7	6,271
Fidelity National Information Services Inc., 5.10%,
07/15/32 (Call 04/15/32)	10	9,857
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	10	8,635
3.50%, 07/01/29 (Call 04/01/29)	25	23,061
5.45%, 03/15/34 (Call 12/15/33)	25	24,791
5.60%, 03/02/33 (Call 12/02/32)	40	40,161
Intuit Inc., 5.20%, 09/15/33 (Call 06/15/33)	35	34,939
Microsoft Corp., 1.35%, 09/15/30 (Call 06/15/30)(b)	10	8,140
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(b)	16	14,206
3.63%, 11/01/31 (Call 11/01/26)(b)	5	4,355
3.88%, 02/15/31 (Call 06/01/25)(b)	37	33,056
4.00%, 11/15/29 (Call 11/15/24)(b)	17	15,676
Open Text Corp., 3.88%, 12/01/29 (Call 12/01/24)(b)	10	8,810
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	14	12,436
4.13%, 12/01/31 (Call 12/01/26)(b)	10	8,603
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	75	64,492
2.95%, 04/01/30 (Call 01/01/30)	40	35,318
4.90%, 02/06/33 (Call 11/06/32)	65	62,805
6.15%, 11/09/29 (Call 09/09/29)	20	20,875
6.25%, 11/09/32 (Call 08/09/32)	35	36,900
RingCentral Inc., 8.50%, 08/15/30 (Call 08/15/26)(b)	5	5,232
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	16	13,926
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	10	8,006
2.95%, 09/15/29 (Call 06/15/29)	5	4,463
RRD Parent Inc., 10.00%, 10/15/31,
(10.00% PIK)(b)(g)	7	11,756
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	25	20,118
SS&C Technologies Inc., 6.50%, 06/01/32
(Call 06/01/27)(b)	15	15,022
Take-Two Interactive Software Inc., 4.00%, 04/14/32
(Call 01/14/32)	30	27,283
Twilio Inc., 3.88%, 03/15/31 (Call 03/15/26)	9	7,853
UKG Inc., 6.88%, 02/01/31 (Call 02/01/27)(b)	50	50,323

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
VMware LLC
2.20%, 08/15/31 (Call 05/15/31)	$25	$20,075
4.70%, 05/15/30 (Call 02/15/30)	20	19,212
Workday Inc., 3.80%, 04/01/32 (Call 01/01/32)	15	13,456
		891,524
Telecommunications — 0.9%
Altice France SA
5.13%, 07/15/29 (Call 07/01/24)(b)	40	26,841
5.50%, 10/15/29 (Call 10/15/24)(b)	25	16,792
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	50	39,430
2.75%, 06/01/31 (Call 03/01/31)	55	46,729
4.30%, 02/15/30 (Call 11/15/29)	50	47,644
5.40%, 02/15/34 (Call 11/15/33)	80	79,360
Bell Telephone Co. of Canada or Bell Canada, 5.10%,
05/11/33 (Call 02/11/33)	15	14,595
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	5	4,520
4.88%, 11/23/81 (Call 08/23/31),
(5-year CMT + 3.493%)(a)(b)	5	4,491
9.63%, 12/15/30	80	97,226
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)(c)	5	4,496
Cisco Systems Inc., 5.05%, 02/26/34 (Call 11/26/33)	50	49,672
CommScope Inc., 4.75%, 09/01/29 (Call 09/01/24)(b)	19	13,439
Deutsche Telekom International Finance BV
8.75%, 06/15/30	25	29,159
9.25%, 06/01/32	20	24,820
Empresa Nacional de Telecomunicaciones SA, 3.05%,
09/14/32 (Call 06/14/32)(d)	150	119,141
Frontier Communications Holdings LLC
5.88%, 11/01/29 (Call 11/01/24)	10	8,621
6.00%, 01/15/30 (Call 10/15/24)(b)(c)	17	14,732
8.63%, 03/15/31 (Call 03/15/26)(b)	10	10,252
8.75%, 05/15/30 (Call 05/15/25)(b)	14	14,498
Iliad Holding SASU, 8.50%, 04/15/31
(Call 04/15/27)(b)	15	15,187
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(b)	42	39,612
Juniper Networks Inc., 2.00%, 12/10/30
(Call 09/10/30)	10	8,009
Koninklijke KPN NV, 8.38%, 10/01/30	5	5,738
Level 3 Financing Inc.
3.88%, 10/15/30 (Call 03/22/25)(b)(c)	16	8,790
4.00%, 04/15/31 (Call 03/22/25)(b)(c)	12	6,550
4.50%, 04/01/30 (Call 03/22/26)(b)	5	2,863
10.50%, 05/15/30 (Call 05/15/26)(b)	18	17,949
10.75%, 12/15/30 (Call 03/22/27)(b)	20	20,015
11.00%, 11/15/29 (Call 03/22/27)(b)	22	23,015
Lumen Technologies Inc., 4.50%, 01/15/29
(Call 06/11/24)(b)	7	2,089
Motorola Solutions Inc., 2.75%, 05/24/31
(Call 02/24/31)	42	35,399
Orange SA, 9.00%, 03/01/31	30	35,892
Rogers Communications Inc.
3.80%, 03/15/32 (Call 12/15/31)	30	26,620
5.30%, 02/15/34 (Call 11/15/33)	25	24,366
Singapore Telecommunications Ltd., 7.38%,
12/01/31(b)	50	56,967
Sprint Capital Corp., 8.75%, 03/15/32	39	46,678
Telecom Italia Capital SA, 6.38%, 11/15/33(c)	15	13,298
Telefonica Europe BV, 8.25%, 09/15/30	30	33,906
Security	Par (000)	Value

Telecommunications (continued)
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	$10	$8,646
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	25	20,269
2.55%, 02/15/31 (Call 11/15/30)	40	33,709
2.70%, 03/15/32 (Call 12/15/31)	5	4,156
2.88%, 02/15/31 (Call 02/15/26)	12	10,335
3.50%, 04/15/31 (Call 04/15/26)	105	93,829
3.88%, 04/15/30 (Call 01/15/30)	20	18,588
5.05%, 07/15/33 (Call 04/15/33)	25	24,334
5.15%, 04/15/34 (Call 01/15/34)	35	34,284
5.20%, 01/15/33 (Call 10/15/32)	15	14,764
5.75%, 01/15/34 (Call 10/15/33)	25	25,572
U.S. Cellular Corp., 6.70%, 12/15/33	10	10,551
Verizon Communications Inc.
1.68%, 10/30/30 (Call 07/30/30)	10	8,064
1.75%, 01/20/31 (Call 10/20/30)	70	56,197
2.36%, 03/15/32 (Call 12/15/31)	75	60,874
2.55%, 03/21/31 (Call 12/21/30)	70	59,014
3.15%, 03/22/30 (Call 12/22/29)	10	8,961
4.02%, 12/03/29 (Call 09/03/29)	45	42,460
5.05%, 05/09/33 (Call 02/09/33)	20	19,665
7.75%, 12/01/30	5	5,672
Viasat Inc., 7.50%, 05/30/31 (Call 05/30/26)(b)(c)	10	6,805
Viavi Solutions Inc., 3.75%, 10/01/29
(Call 10/01/24)(b)	5	4,149
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	20	16,468
4.75%, 07/15/31 (Call 07/15/26)(b)	20	16,598
Vmed O2 UK Financing I PLC, 7.75%, 04/15/32
(Call 04/15/27)(b)	10	9,742
Vodafone Group PLC
4.13%, 06/04/81 (Call 03/04/31),
(5-year CMT + 2.767%)(a)	12	10,194
6.25%, 11/30/32	25	26,419
		1,739,720
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	25	22,897

Transportation — 0.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29
(Call 03/20/29)(b)	10	9,709
Brightline East LLC, 11.00%, 01/31/30
(Call 05/09/27)(b)	20	18,965
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	25	22,587
2.88%, 11/15/29 (Call 08/15/29)	10	8,924
7.13%, 10/15/31	20	22,250
Carriage Purchaser Inc., 7.88%, 10/15/29
(Call 10/15/24)(b)	3	2,739
CSX Corp., 4.10%, 11/15/32 (Call 08/15/32)	45	41,806
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	35	31,789
4.25%, 05/15/30 (Call 02/15/30)	10	9,567
FedEx Corp. Pass Through Trust, Series 2020-1,
Class AA, 1.88%, 08/20/35	8	6,643
First Student Bidco Inc./First Transit Parent Inc.,
4.00%, 07/31/29 (Call 07/31/24)(b)	13	11,717
Genesee & Wyoming Inc., 6.25%, 04/15/32
(Call 04/15/27)(b)	20	19,791
GN Bondco LLC, 9.50%, 10/15/31 (Call 10/15/26)(b)(c)	10	9,092

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	$10	$8,351
2.55%, 11/01/29 (Call 08/01/29)	10	8,759
3.00%, 03/15/32 (Call 12/15/31)	20	17,120
4.45%, 03/01/33 (Call 12/01/32)	25	23,554
5.05%, 08/01/30 (Call 06/01/30)	5	4,972
Rand Parent LLC, 8.50%, 02/15/30
(Call 02/15/26)(b)(c)	10	9,777
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(b)	15	13,305
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	55	47,851
2.80%, 02/14/32 (Call 12/15/31)	25	21,405
United Parcel Service Inc.
4.45%, 04/01/30 (Call 01/01/30)	25	24,352
4.88%, 03/03/33 (Call 12/03/32)	15	14,723
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)	40	32,743
XPO Inc.
7.13%, 06/01/31 (Call 06/01/26)(b)	10	10,186
7.13%, 02/01/32 (Call 02/01/27)(b)	10	10,186
		462,863
Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure
Investors LLC
7.00%, 05/01/31 (Call 05/01/27)(b)	20	20,250
7.88%, 12/01/30 (Call 12/01/26)(b)	10	10,457
GATX Corp.
4.00%, 06/30/30 (Call 03/30/30)	35	32,329
4.90%, 03/15/33 (Call 12/15/32)	5	4,776
Penske Truck Leasing Co. LP/PTL Finance Corp.,
6.20%, 06/15/30 (Call 04/15/30)(b)	25	25,893
SMBC Aviation Capital Finance DAC, 5.55%, 04/03/34
(Call 01/03/34)(b)	5	4,886
		98,591
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	15	12,427
2.80%, 05/01/30 (Call 02/01/30)	15	13,130
4.45%, 06/01/32 (Call 03/01/32)	15	14,281
Essential Utilities Inc., 2.40%, 05/01/31
(Call 02/01/31)	5	4,102
		43,940

Total Corporate Bonds & Notes — 22.9%
(Cost: $43,633,008)		42,494,245

Foreign Government Obligations(h)

Angola — 0.1%
Angolan Government International Bond, 8.00%,
11/26/29(d)	200	181,719

Argentina — 0.2%
Argentina Bonar Bond
0.75%, 07/09/30(e)	195	107,253
1.00%, 07/09/29	35	19,581
Argentine Republic Government International Bond
1.00%, 07/09/29 (Call 07/01/24)	80	46,603
1.75%, 07/09/30 (Call 07/01/24)(e)	216	122,935
		296,372
Security	Par (000)	Value

Bahrain — 0.1%
CBB International Sukuk Programme Co. WLL,
6.00%, 02/12/31(d)	$200	$201,792

Bermuda — 0.0%
Bermuda Government International Bond, 4.75%,
02/15/29 (Call 11/15/28)(d)	5	4,828

Brazil — 0.1%
Brazilian Government International Bond, 3.75%,
09/12/31	200	171,028

Canada — 0.2%
Province of Alberta Canada, 4.50%, 01/24/34	100	97,082
Province of British Columbia Canada, 4.20%,
07/06/33	95	90,374
Province of Ontario Canada
1.13%, 10/07/30	15	12,024
1.80%, 10/14/31	5	4,082
2.00%, 10/02/29	45	39,145
2.13%, 01/21/32	50	41,562
5.05%, 04/24/34	5	5,066
Province of Quebec Canada
1.35%, 05/28/30	55	45,247
Series PD, 7.50%, 09/15/29	20	22,471
		357,053
Colombia — 0.1%
Colombia Government International Bond, 3.00%,
01/30/30 (Call 10/30/29)	200	162,456

Dominican Republic — 0.1%
Dominican Republic International Bond, 7.05%,
02/03/31 (Call 12/03/30)(d)	150	154,232

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(i)	15	7,604
6.00%, 07/31/30(d)(e)	55	36,658
		44,262
Egypt — 0.1%
Egypt Government International Bond, 5.88%,
02/16/31(d)	200	161,074

France — 0.0%
Caisse d’Amortissement de la Dette Sociale, 2.13%,
01/26/32(b)	30	25,030

Hong Kong — 0.2%
Airport Authority, 1.63%, 02/04/31 (Call 11/04/30)(b)	200	163,523
Hong Kong Government International Bond, 1.38%,
02/02/31(b)	200	163,362
		326,885
Hungary — 0.1%
Hungary Government International Bond, 2.13%,
09/22/31(d)	200	157,168

India — 0.1%
Export-Import Bank of India, 2.25%, 01/13/31(d)	200	164,422

Indonesia — 0.2%
Indonesia Government International Bond, 2.15%,
07/28/31 (Call 04/28/31)	200	162,748

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III, 4.70%,
06/06/32(d)	$200	$193,356
		356,104
Israel — 0.1%
Israel Government International Bond, 2.75%,
07/03/30	200	167,900

Italy — 0.0%
Republic of Italy Government International Bond,
2.88%, 10/17/29	25	21,963

Japan — 0.1%
Japan Bank for International Cooperation, 1.88%,
04/15/31	200	166,347

Lebanon — 0.0%
Lebanon Government International Bond
6.65%, 02/26/30(d)(j)(k)	46	3,223
6.85%, 05/25/29(j)(k)	2	140
7.00%, 03/23/32(d)(j)(k)	16	1,121
		4,484
Mexico — 0.2%
Mexico Government International Bond
4.75%, 04/27/32 (Call 01/27/32)	200	186,130
8.30%, 08/15/31	100	118,011
		304,141
Nigeria — 0.1%
Nigeria Government International Bond, 7.14%,
02/23/30(d)	200	176,872

Oman — 0.1%
Oman Government International Bond, 6.00%,
08/01/29(d)	200	202,568

Panama — 0.1%
Panama Government International Bond, 2.25%,
09/29/32 (Call 06/29/32)	200	142,673

Peru — 0.0%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	10	7,462
2.78%, 01/23/31 (Call 10/23/30)	100	84,360
		91,822
Philippines — 0.1%
Philippine Government International Bond
6.38%, 01/15/32	100	106,619
9.50%, 02/02/30	50	60,422
		167,041
Poland — 0.0%
Republic of Poland Government International Bond
4.88%, 10/04/33 (Call 07/04/33)	50	48,313
5.75%, 11/16/32 (Call 08/16/32)	21	21,659
		69,972
Qatar — 0.1%
Qatar Government International Bond, 9.75%,
06/15/30(b)	150	187,693

Romania — 0.0%
Romanian Government International Bond
3.00%, 02/14/31(d)	20	16,574
3.63%, 03/27/32(d)	42	35,372
		51,946
Security	Par (000)	Value

Saudi Arabia — 0.3%
Saudi Government International Bond
3.25%, 10/22/30(d)	$200	$178,804
4.75%, 01/16/30(d)	200	194,907
5.00%, 01/16/34(d)	200	194,860
		568,571
South Africa — 0.0%
Republic of South Africa Government International
Bond, 5.88%, 06/22/30	100	93,130
South Korea — 0.1%
Export-Import Bank of Korea, 1.25%, 09/21/30	200	159,234

Supranational — 0.9%
Asian Development Bank
1.50%, 03/04/31	15	12,320
1.75%, 09/19/29	23	19,927
1.88%, 01/24/30	30	25,936
3.13%, 04/27/32	30	27,053
3.88%, 09/28/32	20	18,961
4.00%, 01/12/33	45	42,997
4.13%, 01/12/34	100	96,193
Asian Infrastructure Investment Bank (The), 4.25%,
03/13/34	100	96,695
European Bank for Reconstruction & Development,
4.25%, 03/13/34	5	4,851
European Investment Bank
0.75%, 09/23/30	30	23,795
1.25%, 02/14/31	20	16,234
3.63%, 07/15/30	100	94,928
3.75%, 02/14/33	142	133,732
4.13%, 02/13/34	150	144,343
Inter-American Development Bank
1.13%, 01/13/31	70	56,203
2.25%, 06/18/29	55	49,210
3.50%, 09/14/29	30	28,445
3.50%, 04/12/33	20	18,367
4.50%, 09/13/33	100	98,986
International Bank for Reconstruction & Development
0.75%, 08/26/30	45	35,703
0.88%, 05/14/30	5	4,038
1.25%, 02/10/31(c)	85	68,712
1.63%, 11/03/31	105	85,533
1.75%, 10/23/29	65	56,217
2.50%, 03/29/32	115	99,382
3.63%, 09/21/29	65	62,008
3.88%, 02/14/30	10	9,638
4.00%, 01/10/31	100	96,550
4.50%, 04/10/31	5	4,972
4.75%, 11/14/33	100	101,141
International Finance Corp., 0.75%, 08/27/30	45	35,720
		1,668,790
Turkey — 0.3%
Turkiye Government International Bond
9.38%, 01/19/33	200	223,005
11.88%, 01/15/30	200	249,500
		472,505
Ukraine — 0.0%
Ukraine Government International Bond, 7.75%,
09/01/29(d)(j)(k)	100	28,926

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, 3.13%,
04/16/30(d)	$200	$181,368
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	177,499
		358,867
Uruguay — 0.0%
Uruguay Government International Bond, 4.38%,
01/23/31 (Call 10/23/30)	70	67,696

Total Foreign Government Obligations — 4.3%
(Cost: $8,097,627)		7,937,566

Municipal Debt Obligations

California — 0.0%
State of California GO
2.50%, 10/01/29	50	44,419
5.75%, 10/01/31	50	52,092
6.00%, 03/01/33	15	15,994
University of California RB, Series BG, 1.32%,
05/15/27 (Call 03/15/27)	10	9,005
		121,510
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	125	122,400

Total Municipal Debt Obligations — 0.1%
(Cost: $251,252)		243,910

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 50.6%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	7	6,327
3.00%, 03/01/46	104	90,364
3.00%, 07/01/46	8	6,713
3.00%, 08/01/46	47	40,590
3.00%, 09/01/46	33	28,838
3.00%, 10/01/46	18	15,419
3.00%, 12/01/46	163	141,306
3.00%, 01/01/47	27	23,363
3.00%, 02/01/47	88	76,599
3.00%, 06/01/47	78	67,162
3.00%, 08/01/47	10	9,083
3.00%, 09/01/47	21	18,629
3.00%, 10/01/47	18	15,779
3.50%, 06/01/34	6	5,635
3.50%, 03/01/38	45	41,544
3.50%, 10/01/42	36	33,138
3.50%, 10/01/44	16	14,320
3.50%, 03/01/46	86	77,559
3.50%, 12/01/46	11	9,442
3.50%, 01/01/47	16	14,519
3.50%, 04/01/47	26	23,090
3.50%, 07/01/47	24	21,861
3.50%, 08/01/47	4	3,655
3.50%, 09/01/47	60	53,022
3.50%, 12/01/47	3	2,844
3.50%, 02/01/48	57	51,274
3.50%, 03/01/48	26	22,777
3.50%, 05/01/48	16	13,925
3.50%, 04/01/49	43	38,200
3.50%, 05/01/49	9	8,372
3.50%, 06/01/49	13	12,034

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/01/45	$10	$9,294
4.00%, 02/01/46	89	82,753
4.00%, 10/01/46	5	4,513
4.00%, 10/01/47	2	2,023
4.00%, 01/01/48	17	15,571
4.00%, 02/01/48	8	7,347
4.00%, 06/01/48	20	18,671
4.00%, 12/01/48	12	10,740
4.00%, 01/01/49	3	2,738
4.50%, 10/01/48	20	19,383
4.50%, 01/01/49	9	8,695
5.00%, 12/01/41	160	158,519
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
2.45%, 04/25/32 (Call 05/25/32)(b)	400	335,673
Series K056, Class A2, 2.53%, 05/25/26
(Call 06/25/26)	35	33,351
Series K066, Class A2, 3.12%, 06/25/27
(Call 07/25/27)	100	94,796
Series K078, Class A2, 3.85%, 06/25/28
(Call 10/25/28)	175	168,005
Series K090, Class A2, 3.42%, 02/25/29
(Call 10/25/29)	100	93,701
Series K-1512, Class A2, 2.99%, 05/25/31
(Call 10/25/34)	70	62,117
Federal National Mortgage Association
3.00%, 02/01/47	25	22,380
3.50%, 11/01/51	259	226,944
4.00%, 02/01/47	24	22,428
4.00%, 02/01/57	20	17,910
Series 2018-M12, Class A2, 3.63%, 08/25/30,
(1-day SOFR + 2.127%)(a)	280	260,288
Series 2021-M17, Class A2, 1.71%, 07/25/31,
(1-day SOFR + 2.127%)(a)	250	202,438
Government National Mortgage Association
2.00%, 08/20/50	150	120,720
2.00%, 12/20/50	416	334,799
2.00%, 01/20/51	609	489,364
2.00%, 02/20/51	894	717,661
2.00%, 10/20/51	452	362,863
2.00%, 12/20/51	1,087	872,309
2.00%, 04/20/52	496	397,336
2.00%, 06/15/54(l)	1,050	841,545
2.50%, 12/20/46	34	29,138
2.50%, 01/20/47	16	13,928
2.50%, 08/20/50	134	110,121
2.50%, 09/20/50	195	160,677
2.50%, 01/20/51	190	158,190
2.50%, 05/20/51	293	244,232
2.50%, 07/20/51	854	712,900
2.50%, 08/20/51	560	466,274
2.50%, 11/20/51	913	761,051
2.50%, 12/20/51	290	242,152
2.50%, 02/20/52	635	528,796
2.50%, 06/15/54(l)	1,750	1,458,524
3.00%, 03/20/45	30	26,547
3.00%, 05/20/45	66	58,376
3.00%, 07/20/45	57	49,947
3.00%, 10/20/45	6	5,426
3.00%, 11/20/45	195	171,678
3.00%, 12/20/45	18	15,759

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/20/46	$9	$8,230
3.00%, 02/20/46	22	19,056
3.00%, 03/20/46	52	45,939
3.00%, 05/20/46	26	22,549
3.00%, 06/20/46	19	16,225
3.00%, 07/20/46	16	13,652
3.00%, 08/20/46	84	73,466
3.00%, 09/20/46	50	43,754
3.00%, 11/20/46	211	185,205
3.00%, 12/20/46	77	67,220
3.00%, 02/20/47	17	14,594
3.00%, 06/20/47	24	21,245
3.00%, 11/20/47	99	87,021
3.00%, 02/20/48	17	14,550
3.00%, 04/20/49	318	278,537
3.00%, 09/20/49	13	11,659
3.00%, 01/20/50	96	83,869
3.00%, 02/20/50	104	90,160
3.00%, 07/20/50	44	38,326
3.00%, 08/20/50	60	51,725
3.00%, 10/20/51	9	7,896
3.00%, 11/20/51	178	154,052
3.00%, 02/20/52	25	21,723
3.00%, 03/20/52	498	424,682
3.00%, 09/20/52	310	267,876
3.00%, 06/15/54(l)	1,775	1,533,139
3.50%, 09/20/42	192	174,800
3.50%, 10/20/42	8	7,252
3.50%, 12/20/42	79	72,229
3.50%, 04/20/43	57	52,298
3.50%, 06/20/45	11	9,651
3.50%, 11/20/45	37	33,297
3.50%, 12/20/45	4	3,236
3.50%, 03/20/46	41	37,319
3.50%, 04/20/46	19	17,317
3.50%, 06/20/46	67	60,789
3.50%, 12/20/46	17	15,645
3.50%, 01/20/47	5	4,155
3.50%, 02/20/47	12	10,415
3.50%, 03/20/47	5	4,678
3.50%, 09/20/47	16	14,471
3.50%, 11/20/47	26	23,171
3.50%, 02/20/48	15	13,468
3.50%, 04/20/48	48	44,086
3.50%, 05/20/48	37	33,239
3.50%, 08/20/48	32	29,130
3.50%, 09/20/48	3	3,036
3.50%, 01/20/49	14	12,490
3.50%, 03/20/49	175	157,826
3.50%, 09/20/49	36	32,272
3.50%, 12/20/49	20	18,165
3.50%, 03/20/50	648	581,826
3.50%, 05/20/50	44	39,863
3.50%, 02/20/52	646	576,047
3.50%, 06/15/54(l)	494	440,808
4.00%, 04/20/47	69	64,529
4.00%, 06/20/47	46	43,354
4.00%, 07/20/47	122	114,011
4.00%, 11/20/47	25	23,331
4.00%, 03/20/48	32	29,743
4.00%, 04/20/48	15	13,985
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/15/48	$6	$5,978
4.00%, 05/20/48	38	35,623
4.00%, 08/20/48	41	38,280
4.00%, 09/20/48	17	15,442
4.00%, 11/20/48	90	84,273
4.00%, 01/20/50	222	206,151
4.00%, 02/20/50	58	53,591
4.00%, 12/20/52	94	86,216
4.00%, 06/15/54(l)	925	850,234
4.50%, 07/20/41	43	41,585
4.50%, 10/20/46	37	36,247
4.50%, 06/20/47	4	3,964
4.50%, 04/20/48	10	9,603
4.50%, 06/20/48	5	4,512
4.50%, 08/20/48	38	36,301
4.50%, 10/20/48	73	69,804
4.50%, 12/20/48	13	12,839
4.50%, 03/20/49	138	131,631
4.50%, 06/20/49	67	63,768
4.50%, 07/20/49	18	16,898
4.50%, 08/20/49	4	3,971
4.50%, 07/20/52	636	601,232
4.50%, 08/20/52	160	151,351
4.50%, 06/15/54(l)	675	638,176
5.00%, 04/20/48	11	11,073
5.00%, 05/20/48	21	20,500
5.00%, 11/20/48	4	3,634
5.00%, 12/20/48	23	22,520
5.00%, 01/20/49	32	31,009
5.00%, 05/20/49	3	2,777
5.00%, 06/20/49	93	91,728
5.00%, 07/20/52	27	25,933
5.00%, 12/20/52	731	709,838
5.00%, 01/20/53	185	179,686
5.00%, 04/20/53	198	191,980
5.00%, 06/15/54(l)	300	291,157
5.50%, 12/20/52	124	122,628
5.50%, 01/20/53	386	383,028
5.50%, 03/20/53	246	244,280
5.50%, 04/20/53	103	101,885
5.50%, 06/20/53	25	25,214
5.50%, 07/20/53	9	9,109
5.50%, 06/15/54(l)	753	746,920
6.00%, 09/20/53	162	163,121
6.00%, 10/20/53	242	243,877
6.00%, 01/20/54	72	72,827
6.00%, 06/15/54(l)	1,050	1,056,429
6.50%, 12/20/53	49	49,869
6.50%, 02/20/54	50	50,352
6.50%, 06/15/54(l)	800	812,042
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	4	3,764
1.50%, 02/01/37	101	85,595
1.50%, 03/01/37	57	48,294
1.50%, 03/01/37(b)	11	9,532
1.50%, 04/01/37	8	6,765
1.50%, 06/15/39(l)	300	254,407
1.50%, 11/01/50	176	129,347
1.50%, 01/01/51	400	294,820
1.50%, 07/01/51	129	95,258
1.50%, 11/01/51	170	124,825

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 12/01/35	$30	$26,330
2.00%, 02/01/36	168	147,653
2.00%, 03/01/36	17	15,278
2.00%, 08/01/36	19	16,280
2.00%, 09/01/36	90	78,902
2.00%, 11/01/36	20	17,490
2.00%, 01/01/37	20	17,530
2.00%, 02/01/37	173	151,720
2.00%, 04/01/37	57	49,980
2.00%, 06/15/39(l)	886	774,049
2.00%, 05/01/50	213	168,618
2.00%, 07/01/50	221	172,191
2.00%, 09/01/50	818	636,614
2.00%, 10/01/50	282	220,082
2.00%, 12/01/50	1,383	1,084,091
2.00%, 01/01/51	231	181,339
2.00%, 02/01/51	954	743,056
2.00%, 03/01/51	686	535,881
2.00%, 04/01/51	963	749,089
2.00%, 05/01/51	80	63,042
2.00%, 06/01/51	228	178,247
2.00%, 07/01/51	303	235,831
2.00%, 08/01/51	203	158,445
2.00%, 10/01/51	2,437	1,899,464
2.00%, 11/01/51	213	166,218
2.00%, 12/01/51	483	373,698
2.00%, 01/01/52	869	674,515
2.00%, 02/01/52	1,284	991,334
2.00%, 03/01/52	1,382	1,066,866
2.00%, 04/01/52	2,835	2,188,163
2.00%, 05/01/52	3,347	2,583,570
2.00%, 06/15/54(l)	2,825	2,178,964
2.50%, 04/01/32	22	20,221
2.50%, 07/01/35	25	22,976
2.50%, 10/01/35	54	48,856
2.50%, 05/01/36	31	27,696
2.50%, 07/01/36	81	73,174
2.50%, 06/15/39(l)	325	291,907
2.50%, 04/01/47	31	25,836
2.50%, 06/01/50	49	39,315
2.50%, 07/01/50	64	52,776
2.50%, 08/01/50	95	78,086
2.50%, 09/01/50	548	448,447
2.50%, 10/01/50	398	327,529
2.50%, 11/01/50	1,141	932,318
2.50%, 12/01/50	44	35,760
2.50%, 01/01/51	67	54,296
2.50%, 02/01/51	486	395,480
2.50%, 04/01/51	43	34,968
2.50%, 07/01/51	84	68,103
2.50%, 08/01/51	40	32,963
2.50%, 09/01/51	695	563,760
2.50%, 11/01/51	110	89,860
2.50%, 12/01/51	2,826	2,289,313
2.50%, 01/01/52	2,618	2,120,464
2.50%, 03/01/52	63	51,076
2.50%, 04/01/52	1,799	1,461,084
2.50%, 05/01/52	1,396	1,128,997
2.50%, 07/01/52	832	672,365
2.50%, 08/01/52	1,114	901,126
2.50%, 06/15/54(l)	1,250	1,009,186
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/30	$33	$31,614
3.00%, 01/01/31	21	19,979
3.00%, 02/01/31	6	5,691
3.00%, 02/01/32	6	6,059
3.00%, 06/01/32	6	5,608
3.00%, 11/01/32	7	6,871
3.00%, 12/01/32	6	5,390
3.00%, 01/01/33	6	5,365
3.00%, 02/01/33	7	6,403
3.00%, 09/01/34	46	43,109
3.00%, 12/01/34	42	38,560
3.00%, 04/01/35	238	221,117
3.00%, 06/15/39(l)	75	68,967
3.00%, 11/01/42	4	3,682
3.00%, 09/01/43	6	5,034
3.00%, 01/01/44	8	7,335
3.00%, 10/01/44	96	84,493
3.00%, 03/01/45	50	43,979
3.00%, 05/01/45	24	20,849
3.00%, 07/01/46	259	223,939
3.00%, 08/01/46	21	18,153
3.00%, 11/01/46	179	155,238
3.00%, 12/01/46	38	32,857
3.00%, 01/01/47	56	48,331
3.00%, 02/01/47	173	150,056
3.00%, 03/01/47	95	82,532
3.00%, 07/01/47	48	41,282
3.00%, 08/01/47	7	5,961
3.00%, 12/01/47	37	32,256
3.00%, 03/01/48	15	13,106
3.00%, 11/01/48	56	48,443
3.00%, 02/01/49	813	704,191
3.00%, 09/01/49	96	82,721
3.00%, 11/01/49	7	6,234
3.00%, 12/01/49	791	674,410
3.00%, 02/01/50	947	807,334
3.00%, 06/01/50	93	79,044
3.00%, 07/01/50	79	67,312
3.00%, 08/01/50	28	23,747
3.00%, 05/01/51	311	267,534
3.00%, 06/01/51	1,074	910,505
3.00%, 07/01/51	260	221,432
3.00%, 08/01/51	116	98,662
3.00%, 11/01/51	98	82,621
3.00%, 03/01/52	772	655,198
3.00%, 04/01/52	637	539,941
3.00%, 05/01/52	447	378,353
3.00%, 06/15/54(l)	75	63,058
3.50%, 03/01/33	8	7,418
3.50%, 04/01/33	10	9,866
3.50%, 05/01/33	7	6,600
3.50%, 02/01/34	19	18,014
3.50%, 07/01/34	6	6,101
3.50%, 08/01/34	7	6,402
3.50%, 06/15/39(l)	50	46,996
3.50%, 02/01/45	10	8,892
3.50%, 01/01/46	15	13,742
3.50%, 03/01/46	44	40,299
3.50%, 07/01/46	7	6,431
3.50%, 08/01/46	224	201,553
3.50%, 10/01/46	51	45,504

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/46	$51	$45,733
3.50%, 01/01/47	61	55,162
3.50%, 02/01/47	19	17,526
3.50%, 05/01/47	14	12,791
3.50%, 08/01/47	11	9,851
3.50%, 11/01/47	9	8,361
3.50%, 01/01/48	332	296,914
3.50%, 02/01/48	130	116,530
3.50%, 03/01/48	4	3,957
3.50%, 04/01/48	36	31,706
3.50%, 05/01/48	11	10,106
3.50%, 06/01/48	27	24,305
3.50%, 11/01/48	10	8,924
3.50%, 01/01/49	49	43,369
3.50%, 04/01/49	9	7,909
3.50%, 06/01/49	83	73,994
3.50%, 07/01/49	34	30,559
3.50%, 05/01/50	156	138,325
3.50%, 06/01/50	925	821,482
3.50%, 07/01/50	127	112,749
3.50%, 02/01/51	404	358,926
3.50%, 04/01/52	108	96,333
3.50%, 06/01/52	462	409,772
3.50%, 07/01/52	942	827,259
3.50%, 06/15/54(l)	1,650	1,446,554
3.50%, 07/15/54(l)	150	131,558
4.00%, 07/01/32	3	2,641
4.00%, 05/01/33	5	4,383
4.00%, 06/01/33	4	4,125
4.00%, 07/01/33	3	2,698
4.00%, 12/01/33	5	4,984
4.00%, 08/01/37	4	4,000
4.00%, 09/01/37	7	6,623
4.00%, 11/01/37	8	7,768
4.00%, 02/01/38	4	3,532
4.00%, 06/01/38	5	4,462
4.00%, 11/01/38	2	1,759
4.00%, 06/15/39(l)	94	90,122
4.00%, 01/01/45	38	35,385
4.00%, 03/01/45	6	5,736
4.00%, 06/01/45	16	14,864
4.00%, 06/01/46	70	64,826
4.00%, 07/01/46	151	140,127
4.00%, 10/01/46	8	7,209
4.00%, 02/01/47	5	4,334
4.00%, 08/01/47	3	2,762
4.00%, 09/01/47	33	30,278
4.00%, 10/01/47	47	43,802
4.00%, 01/01/48	41	37,415
4.00%, 09/01/48	181	167,478
4.00%, 10/01/48	17	15,909
4.00%, 11/01/48	22	20,091
4.00%, 12/01/48	11	10,304
4.00%, 01/01/49	455	418,795
4.00%, 02/01/49	5	4,799
4.00%, 03/01/49	23	21,868
4.00%, 04/01/49	39	36,061
4.00%, 05/01/49	23	21,169
4.00%, 06/01/49	52	47,594
4.00%, 07/01/49	119	109,621
4.00%, 12/01/49	18	16,394
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/50	$4	$3,648
4.00%, 04/01/50	184	169,042
4.00%, 05/01/50	19	17,747
4.00%, 03/01/51	188	172,678
4.00%, 04/01/52	68	62,063
4.00%, 05/01/52	90	81,555
4.00%, 07/01/52	923	839,735
4.00%, 08/01/52	117	106,253
4.00%, 10/01/52	458	419,026
4.00%, 02/01/53	543	499,181
4.00%, 06/15/54(l)	1,196	1,085,313
4.50%, 01/01/44	101	97,333
4.50%, 02/01/46	14	13,956
4.50%, 04/01/47	6	6,061
4.50%, 10/01/47	14	13,484
4.50%, 03/01/48	11	10,352
4.50%, 06/01/48	9	8,413
4.50%, 07/01/48	2	1,760
4.50%, 08/01/48	24	22,656
4.50%, 10/01/48	30	28,809
4.50%, 11/01/48	38	36,238
4.50%, 12/01/48	48	46,392
4.50%, 01/01/49	17	16,207
4.50%, 02/01/49	52	49,054
4.50%, 04/01/49	68	65,034
4.50%, 05/01/49	24	22,976
4.50%, 09/01/50	190	180,323
4.50%, 06/01/52	195	182,457
4.50%, 08/01/52	114	107,039
4.50%, 09/01/52	585	548,279
4.50%, 10/01/52	271	254,320
4.50%, 11/01/52	166	155,299
4.50%, 12/01/52	788	742,742
4.50%, 08/01/53	149	139,734
4.50%, 06/15/54(l)	474	443,826
5.00%, 03/01/48	4	3,930
5.00%, 04/01/48	13	12,905
5.00%, 05/01/48	9	8,614
5.00%, 07/01/48	11	10,298
5.00%, 01/01/49	8	7,971
5.00%, 04/01/49	13	13,090
5.00%, 08/01/52	45	43,791
5.00%, 09/01/52	133	129,005
5.00%, 10/01/52	92	89,334
5.00%, 11/01/52	157	152,965
5.00%, 12/01/52	134	129,775
5.00%, 01/01/53	85	81,555
5.00%, 03/01/53	68	66,344
5.00%, 06/01/53	192	185,402
5.00%, 06/15/54(l)	2,450	2,357,794
5.50%, 01/01/47	11	11,526
5.50%, 09/01/52	67	67,185
5.50%, 11/01/52	94	93,475
5.50%, 12/01/52	269	267,129
5.50%, 01/01/53	274	272,672
5.50%, 02/01/53	354	350,983
5.50%, 03/01/53	238	236,805
5.50%, 04/01/53	737	730,737
5.50%, 05/01/53	539	530,678
5.50%, 06/01/53	47	46,404
5.50%, 06/15/54(l)	1,125	1,106,751

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 02/01/49	$25	$26,069
6.00%, 01/01/53	64	65,251
6.00%, 06/01/53	37	37,211
6.00%, 07/01/53	200	200,537
6.00%, 08/01/53	736	743,996
6.00%, 09/01/53	297	299,341
6.00%, 11/01/53	262	263,375
6.00%, 12/01/53	85	85,230
6.00%, 02/01/54	52	51,903
6.00%, 06/15/54(l)	1,400	1,401,923
6.50%, 10/01/53	45	45,620
6.50%, 11/01/53	474	482,298
6.50%, 12/01/53	456	466,886
6.50%, 01/01/54	143	146,967
6.50%, 02/01/54	142	146,575
6.50%, 05/01/54	131	134,471
6.50%, 06/15/54(l)	1,150	1,168,827
		93,921,947
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp., 6.25%,
07/15/32(c)	50	55,541
Federal National Mortgage Association, 0.88%,
08/05/30	50	40,014
		95,555
U.S. Government Obligations — 20.4%
U.S. Treasury Note/Bond
0.63%, 05/15/30	200	159,938
0.63%, 08/15/30	500	396,133
0.88%, 11/15/30	700	559,672
1.13%, 02/15/31	750	606,445
1.25%, 08/15/31	1,980	1,588,950
1.38%, 11/15/31	1,300	1,045,281
1.50%, 02/15/30	200	170,063
1.63%, 08/15/29	575	499,441
1.63%, 05/15/31	870	722,508
1.75%, 11/15/29	50	43,520
1.88%, 02/15/32	1,170	971,831
2.38%, 05/15/29	700	634,266
2.63%, 07/31/29	700	639,789
2.75%, 05/31/29	500	460,937
2.75%, 08/15/32	1,490	1,312,597
2.88%, 04/30/29	700	649,852
2.88%, 05/15/32	1,820	1,623,497
3.13%, 08/31/29	700	655,047
3.25%, 06/30/29	700	660,023
3.38%, 05/15/33	1,300	1,193,359
3.50%, 01/31/30	900	854,719
3.50%, 04/30/30	1,000	947,969
3.50%, 02/15/33	1,700	1,578,609
3.63%, 03/31/30	400	381,969
3.75%, 05/31/30	500	480,195
3.75%, 06/30/30	500	479,883
3.75%, 12/31/30	600	574,500
3.88%, 09/30/29	770	746,780
3.88%, 11/30/29	400	387,656
3.88%, 12/31/29	900	871,734
3.88%, 08/15/33	1,495	1,424,922
4.00%, 10/31/29	830	809,509
4.00%, 02/28/30	590	574,835
4.00%, 07/31/30	450	437,766
Security	Par (000)	Value

U.S. Government Obligations (continued)
4.00%, 01/31/31	$200	$194,250
4.00%, 02/15/34	1,800	1,731,094
4.13%, 08/31/30	500	489,531
4.13%, 03/31/31	900	880,453
4.13%, 11/15/32	2,050	1,996,508
4.25%, 02/28/31	500	492,812
4.38%, 11/30/30	1,440	1,429,088
4.38%, 05/15/34	800	792,875
4.50%, 05/31/31	900	906,891
4.50%, 11/15/33	1,830	1,830,572
4.63%, 09/30/30	100	100,609
4.63%, 04/30/31	600	604,500
4.88%, 10/31/30	100	102,008
5.38%, 02/15/31	300	315,984
6.13%, 08/15/29	500	536,367
6.25%, 05/15/30	300	326,742
		37,874,479

Total U.S. Government & Agency Obligations — 71.0%
(Cost: $141,819,120)		131,891,981

Total Long-Term Investments — 99.0%
(Cost: $195,374,878)		183,988,640

	Shares

Short-Term Securities

Money Market Funds — 12.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(m)(n)	23,007,924	23,014,827
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(m)(n)(o)	873,396	873,396

Total Short-Term Securities — 12.9%
(Cost: $23,885,057)		23,888,223

Total Investments Before TBA Sales Commitments — 111.9%
(Cost: $219,259,935)		207,876,863

	Par (000)

TBA Sales Commitments(l)

Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities, 3.50%,
06/15/54	$(150)	(131,505)

Total TBA Sales Commitments — (0.1)%
(Proceeds: $(131,678))		(131,505)

Total Investments, Net of TBA Sales Commitments — 111.8%
(Cost: $219,128,257)		207,745,358

Liabilities in Excess of Other Assets — (11.8)%		(22,009,900)

Net Assets — 100.0%		$185,735,458

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Represents or includes a TBA transaction.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,522,185	$8,495,336	(a)	$—		$(842)	$(1,852)	$23,014,827	23,007,924	$200,493		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,507,818	—		(1,634,422	)(a)	—	—	873,396	873,396	4,506	(b)	—
						$(842)	$(1,852)	$23,888,223		$204,999		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$1,420,938	$—	$1,420,938
Corporate Bonds & Notes	—	42,494,245	—	42,494,245
Foreign Government Obligations	—	7,937,566	—	7,937,566
Municipal Debt Obligations	—	243,910	—	243,910
U.S. Government & Agency Obligations	—	131,891,981	—	131,891,981
Short-Term Securities
Money Market Funds	23,888,223	—	—	23,888,223
Liabilities
Investments
TBA Sales Commitments	—	(131,505)	—	(131,505)
	$23,888,223	$183,857,135	$—	$207,745,358

Portfolio Abbreviation

CMT	Constant Maturity Treasury	SCA	Svenska Celluosa Aktiebolaget
GO	General Obligation	SOFR	Secured Overnight Financing Rate
PIK	Payment-in-kind	TBA	To-Be-Announced
RB	Revenue Bond